UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04253
MFS SERIES TRUST XV
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Commodity
Strategy Fund
Class A-MCSAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$123	1.14%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.00%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.00%	12.09%	4.61%
A with initial sales charge (5.75%)	9.33%	10.77%	4.00%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	1.90%
Bloomberg Commodity Index +∆	14.15%	11.86%	4.31%
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSA-ANN

MFS® Commodity
Strategy Fund
Class B-MCSFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$203	1.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.18%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	15.18%	11.30%	5.72%
B with CDSC (declining over six years from 4% to 0%)×	11.18%	11.08%	5.72%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSB-ANN

MFS® Commodity
Strategy Fund
Class C-MCSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$204	1.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.25%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	15.25%	11.26%	5.70%
C with CDSC (1% for 12 months)×	14.25%	11.26%	5.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSC-ANN

MFS® Commodity
Strategy Fund
Class I-MCSIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$97	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.50%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	16.50%	12.39%	4.90%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	1.90%
Bloomberg Commodity Index +∆	14.15%	11.86%	4.31%
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSI-ANN

MFS® Commodity
Strategy Fund
Class R1-MCSNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$155	1.44%
For the period from April 1, 2025 through October 31, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $204 and 1.89%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.80%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	15.80%	11.38%	5.77%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR1-ANN

MFS® Commodity
Strategy Fund
Class R2-MCSOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$150	1.39%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 15.79%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	15.79%	11.82%	6.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR2-ANN

MFS® Commodity
Strategy Fund
Class R3-MCSQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$124	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.29%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	16.29%	12.12%	6.50%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR3-ANN

MFS® Commodity
Strategy Fund
Class R4-MCSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$96	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.54%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	16.54%	12.41%	6.77%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	2.04%
Bloomberg Commodity Index +∆	14.15%	11.86%	6.29%
*	For the period from the commencement of the class's investment operations, August 15, 2018 through October 31, 2025.
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR4-ANN

MFS® Commodity
Strategy Fund
Class R6-MCSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$88	0.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Commodity Strategy Fund (fund) provided a total return of 16.64%, at net asset value. This compares with a return of 6.16% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg Commodity Index, generated a return of 14.15%.
  The fund’s investment adviser expects to gain exposure to the commodities markets by investing up to 25% of the fund's assets (at the time of purchase) in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (Subsidiary). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options and/or swaps).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Commodity Index:
    The fund's exposure to the fixed income segment and to the commodity swaps curve, for which the benchmark has no exposure, contributed to relative performance.
    Allocations within soft commodities, particularly an overweight to coffee and underweight to sugar, aided relative returns. The fund's overweight exposure to precious metals commodities, mainly platinum and silver, further bolstered relative performance.
  Top detractors from performance relative to the Bloomberg Commodity Index:
    The fund's underweight allocation to energy commodities, most notably to natural gas, held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	16.64%	12.45%	4.92%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	6.16%	(0.24)%	1.90%
Bloomberg Commodity Index +∆	14.15%	11.86%	4.31%
+
During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	930,247,380	Total Management Fee ($)#:	6,563,452
Total Number of Holdings:	394	Portfolio Turnover Rate (%):	35
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Fixed Income	101.5%	0.0%	101.5%
Commodity Exposure	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	8.8%	0.0%	8.8%
A	13.6%	0.0%	13.6%
BBB	26.1%	0.0%	26.1%
U.S. Government	33.0%	0.0%	33.0%
Federal Agencies	0.4%	0.0%	0.4%
Not Rated	11.0%	0.0%	11.0%
Non-Fixed Income	110.1%	(10.0)%	100.1%
Cash & Cash Equivalents	8.6%	0.0%	8.6%
Other	10.0%	(120.2)%	(110.2)%
Commodity exposure reflecting equivalent
exposure of derivative positions
	Long	Short	Net
Gold	19.3%	0.0%	19.3%
Natural Gas	9.7%	(1.1)%	8.6%
Silver	7.4%	0.0%	7.4%
Brent Crude	6.1%	0.0%	6.1%
WTI Crude Oil	6.1%	0.0%	6.1%
Live Cattle	5.8%	0.0%	5.8%
Copper (COMEX)	5.9%	(0.7)%	5.2%
Corn	4.8%	0.0%	4.8%
Soybeans	6.0%	(1.7)%	4.3%
Soybean Oil	3.6%	0.0%	3.6%
Soybean Meal	3.4%	0.0%	3.4%
Coffee	3.3%	0.0%	3.3%
Gas Oil	3.3%	0.0%	3.3%
Unleaded Gasoline	3.1%	0.0%	3.1%
Lean Hogs	2.8%	0.0%	2.8%
Aluminum	4.3%	(1.5)%	2.8%
Zinc	2.2%	0.0%	2.2%
Heating Oil	2.0%	0.0%	2.0%
Sugar	2.0%	0.0%	2.0%
Wheat	2.5%	(0.5)%	2.0%
Nickel	2.1%	(0.6)%	1.5%
Cotton	1.4%	(0.8)%	0.6%
Feeder Cattle	0.6%	0.0%	0.6%
Lead	0.8%	(1.1)%	(0.3)%
Kansas Wheat	1.6%	(2.0)%	(0.4)%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CMSR6-ANN

MFS® Global Alternative
Strategy Fund
Class A-DVRAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$137	1.30%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class A shares of the fund provided a total return of 10.22%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.22%	5.88%	4.21%
A with initial sales charge (5.75%)	3.89%	4.63%	3.60%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRA-ANN

MFS® Global Alternative
Strategy Fund
Class B-DVRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$215	2.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class B shares of the fund provided a total return of 9.32%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.32%	5.07%	3.43%
B with CDSC (declining over six years from 4% to 0%)×	5.32%	4.74%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRB-ANN

MFS® Global Alternative
Strategy Fund
Class C-DVRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$215	2.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class C shares of the fund provided a total return of 9.41%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.41%	5.08%	3.43%
C with CDSC (1% for 12 months)×	8.41%	5.08%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRC-ANN

MFS® Global Alternative
Strategy Fund
Class I-DVRIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$110	1.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class I shares of the fund provided a total return of 10.42%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.42%	6.13%	4.46%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRI-ANN

MFS® Global Alternative
Strategy Fund
Class R1-DVRFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$215	2.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R1 shares of the fund provided a total return of 9.30%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.30%	5.07%	3.43%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR1-ANN

MFS® Global Alternative
Strategy Fund
Class R2-DVRHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$162	1.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R2 shares of the fund provided a total return of 9.60%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.60%	5.54%	3.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.68%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR2-ANN

MFS® Global Alternative
Strategy Fund
Class R3-DVRJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$137	1.30%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R3 shares of the fund provided a total return of 10.22%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.22%	5.87%	4.20%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR3-ANN

MFS® Global Alternative
Strategy Fund
Class R4-DVRKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$110	1.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R4 shares of the fund provided a total return of 10.38%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.38%	6.12%	4.46%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.54%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR4-ANN

MFS® Global Alternative
Strategy Fund
Class R6-DVRLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  MFS seeks to achieve a total rate of return for the MFS Global Alternative Strategy Fund (fund) that meets or exceeds the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle. There is no assurance that the fund will meet this target over the long term or for any year or period of years.
  MFS seeks to achieve the fund’s objective by generating returns from a combination of (1) individual security selection of US and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.
  For the twelve months ended October 31, 2025, Class R6 shares of the fund provided a total return of 10.55%, at net asset value. This compares with a return of 22.02% and 4.87% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg 1-3 Year U.S. Treasury Bond Index, respectively. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.42%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to absolute performance:
    The fund's allocation to both the equity and fixed income segments contributed to absolute performance.
    Country selection within both the equity and fixed income segments further strengthened performance. Within equities, overweight positions in Germany and Korea contributed positively, while fixed income benefited from a yield curve steepener position in the U.S. Active currency management also contributed positively to performance, particularly an overweight to the Swedish krona.
  Top detractors from absolute performance:
    The fund's short exposure to the Swiss franc weighed on absolute results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	10.55%	6.23%	4.55%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg 1-3 Year U.S. Treasury Bond Index ∆	4.87%	1.61%	1.72%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.42%	3.10%	2.11%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	206,683,558	Total Management Fee ($)#:	1,256,238
Total Number of Holdings:	1,118	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 10/31/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	14.2%	22.8%	(12.8)%	24.2%
	Japan	0.6%	5.6%	0.0%	6.2%
	United Kingdom	0.7%	5.0%	0.0%	5.7%
	North America ex-U.S.	1.2%	2.8%	0.0%	4.0%
	Emerging Markets	0.3%	0.0%	0.0%	0.3%
	Asia/Pacific ex-Japan	0.7%	0.0%	(2.4)%	(1.7)%
	Europe ex-U.K.	2.5%	0.0%	(5.0)%	(2.5)%
Equity	Europe ex-U.K.	10.4%	4.3%	(3.6)%	11.1%
	U.S. Small/Mid Cap	22.0%	0.0%	(18.0)%	4.0%
	Emerging Markets	3.4%	4.6%	(4.2)%	3.8%
	U.S. Large Cap	27.5%	0.0%	(24.1)%	3.4%
	North America ex-U.S.	2.2%	0.6%	0.0%	2.8%
	United Kingdom	2.7%	0.0%	(1.2)%	1.5%
	Japan	4.1%	0.0%	(2.7)%	1.4%
	Asia/Pacific ex-Japan	1.3%	3.0%	(3.4)%	0.9%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
Cash	Cash & Cash Equivalents (d)				6.0%
	Other (e)				28.8%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
DTRR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to each series of the Registrant (each a “Fund” and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2025 and 2024, audit fees billed to MFS Global Alternative Strategy Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Commodity Strategy Fund	85,102	82,149
MFS Global Alternative Strategy Fund	86,097	83,121
Total	171,199	165,270

For the fiscal years ended October 31, 2025 and 2024, fees billed by Deloitte for audit-related, tax and other services provided to MFS Global Alternative Strategy Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Commodity Strategy Fund	0	0	0	0	0	0

To MFS Global Alternative	0	0	0	0	0	0
Strategy Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related Entities of
MFS Commodity Strategy Fund*	0	0	0	0	452,513	0
To MFS and MFS Related Entities
of MFS Global Alternative	0	0	0	0	452,513	0
Strategy Fund*

Fees Billed by Deloitte:		Aggregate Fees for Non-audit Services
			2025		2024
To MFS Commodity Strategy Fund, MFS and
MFS Related Entities #		452,513			17,927
To MFS Global Alternative Strategy Fund,
MFS and MFS Related Entities #		452,513			17,927

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’

including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Commodity Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Commodity Strategy Fund
Consolidated Portfolio of Investments − 10/31/25
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 89.8%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$5,104,000	$5,076,673
Boeing Co., 6.388%, 5/01/2031	2,050,000	2,229,561
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	1,671,000	1,724,896
		$9,031,130
Apparel Manufacturers – 0.3%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$1,252,000	$1,246,597
Tapestry, Inc., 5.1%, 3/11/2030	1,703,000	1,744,406
		$2,991,003
Asset-Backed & Securitized – 17.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.995%, 11/15/2054 (i)	$19,460,800	$709,658
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.645% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,812,000	1,811,699
ACREC 2021-FL1 Ltd., “B”, FLR, 5.945% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,406,000	1,402,929
ACREC 2021-FL1 Ltd., “C”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	1,129,000	1,128,365
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	109,299	109,370
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	178,562	178,731
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	2,697,591	2,711,002
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	2,219,770	2,230,843
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	1,591,070	1,588,307
Angel Oak Mortgage Trust, 2025 10, “A1” , 4.96%, 9/25/2070 (n)	1,270,891	1,270,636
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.846% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,684,000	1,683,966
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.146% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,684,000	1,684,591
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.446% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	1,014,000	1,014,389
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.533% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,702,285
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.782% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	2,999,000	3,004,623
AREIT 2022-CRE6 Trust, “C”, FLR, 6.33% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	894,000	882,825
AREIT 2022-CRE6 Trust, “D”, FLR, 7.03% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	795,500	777,601
AREIT 2022-CRE7 LLC, “B”, FLR, 7.275% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,565,087
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	200,900	202,472
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	741,798	743,282
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.534% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	2,344,422	2,342,375
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.734% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	3,115,644	3,117,784
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.746%, 12/15/2051 (i)(n)	18,688,863	334,007
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)	6,777,252	338,403
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.323%, 9/15/2054 (i)	7,184,418	379,316
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.568%, 2/15/2054 (i)	10,962,720	695,801
BDS 2021-FL10 Ltd., “B”, FLR, 6.088% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	793,500	793,699
BDS 2021-FL10 Ltd., “C”, FLR, 6.438% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	577,000	577,148
BDS 2024-FL13 Ltd., “A”, FLR, 5.607% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	749,000	750,657
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	12,380,811	579,229
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	14,084,360	695,721
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)	9,950,938	498,694
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.013%, 9/15/2054 (i)	14,638,628	525,039
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	1,538,903	1,583,934
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.733% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	795,256	794,855
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.284% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	444,151
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.533% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	719,495
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	768,174	787,294
CMSFS-ANN
1

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	$91,838	$94,423
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	859,510	865,097
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	501,312	499,668
BXMT 2020-FL2 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,492,000	1,484,852
BXMT 2020-FL2 Ltd., “A”, FLR, 5.296% ((SOFR - 1mo. + 0.11448%) + 0.9%), 2/15/2038 (n)	189,882	189,406
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.446% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	2,601,000	2,575,038
CarMax Select Receivables Trust, 2025-B, “A2”, 4.19%, 3/15/2029	1,790,000	1,787,903
CD 2017-CD4 Mortgage Trust, “XA”, 1.37%, 5/10/2050 (i)	8,954,966	104,977
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	355,745	304,289
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,394	78,339
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	397,791	399,999
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	479,446	485,619
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	830,747	838,480
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	1,299,058	1,316,526
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	431,135	435,951
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	1,794,044	1,794,127
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,890,395	205,200
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	10,664,384	558,054
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.76%, 4/15/2054 (i)	10,450,977	302,992
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.958%, 6/15/2063 (i)	11,268,593	424,720
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.03%, 6/15/2064 (i)	6,035,445	251,712
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	411,715	415,995
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	1,292,000	1,317,001
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	835,619	837,159
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	754,000	758,309
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	345,162	346,502
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.373% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	4,026,477	4,028,438
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.746% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	1,945,990	1,948,563
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.803% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	3,250,000	3,253,048
Empire District Bondco LLC, 4.943%, 1/01/2033	589,296	596,650
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	240,866	241,362
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	395,200	397,522
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	689,000	700,080
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	467,687	469,954
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	560,529	561,148
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.427% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,221,095	1,219,871
General Motors Co., FLR, 4.683% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	1,225,000	1,225,755
General Motors Co., FLR, 4.784% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	1,693,000	1,693,068
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.139%, 5/10/2050 (i)	10,166,694	126,705
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.168%, 8/10/2050 (i)	10,193,171	134,348
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.237%, 5/12/2053 (i)	8,593,807	348,668
Harbor Park CLO Ltd., 2018-1A, “BR2”, FLR, 5.284% (SOFR - 3mo. + 1.4%), 1/20/2031 (n)	2,600,000	2,601,243
Invesco CLO 2022-2A Ltd., “BR”, 5.564%, 7/20/2035 (n)	3,344,351	3,337,840
Invesco Ltd., FLR, 5.654% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	2,068,965	2,081,346
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	969,152	975,232
JPMorgan Chase Commercial Mortgage Securities Corp., 1.011%, 9/15/2050 (i)	8,789,822	107,309
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	270,871	271,026
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.896% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,722,408	1,722,697
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.146% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	741,000	739,140
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.421% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	1,791,500	1,791,749
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.628% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	2,698,500	2,696,697
MF1 2020-FL4 Ltd., “B”, FLR, 6.901% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	2,437,000	2,441,833
MF1 2021-FL6 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	3,089,144	3,086,322
MF1 2022-FL8 Ltd., “C”, FLR, 6.201% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	937,414
2

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL9 LLC, “B”, FLR, 7.151% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	$2,988,000	$2,989,521
MF1 2024-FL14 LLC, “C”, FLR, 7.32% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	818,643	820,496
MF1 2025-FL20 LLC, “B”, FLR, 5.981% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	1,128,514	1,128,858
MF1 2025-FL20, “AS”, FLR, 5.731% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	2,000,000	2,002,450
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.232%, 5/15/2050 (i)	8,277,028	116,491
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.29%, 6/15/2050 (i)	3,647,687	50,780
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.799%, 12/15/2051 (i)	14,194,038	295,994
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.262%, 5/15/2054 (i)	9,285,494	411,905
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	8,121,218	312,766
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	696,033	702,973
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	1,428,863	1,441,552
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.333% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	956,000	957,780
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	436,794	440,941
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	467,938	471,085
OBX Trust, 2024-NQM1, “A1”, 5.875%, 6/25/2064 (n)	1,491,010	1,502,716
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	141,636	142,581
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	982,723	994,694
OCP CLO 2015-10A Ltd., “B1R3”, FLR, 5.507% (SOFR - 3mo. + 1.65%), 1/26/2038 (n)	2,250,000	2,259,115
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,622,971	1,593,765
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	676,649	676,009
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	969,000	999,886
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	2,280,000	2,351,914
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.411% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	3,000,000	2,970,747
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.688% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	2,500,000	2,498,750
PFP III, 2025-12 Ltd., “A”, FLR, 5.512% (SOFR - 1mo. + 1.4892%), 12/18/2042 (n)	3,350,000	3,344,238
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	1,745,946	1,754,977
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	2,582,755	2,594,152
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	425,149	428,775
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.073% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	722,762	723,275
Shelter Growth CRE Ltd., 2021-FL3, “C”, FLR, 6.297% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	2,649,500	2,648,645
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	1,050,665
Speak CLO Ltd., 2014-1A, “BR4”, FLR, 5.481% (SOFR - 3mo. + 1.6%), 4/17/2034 (n)	2,700,000	2,698,569
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.945% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	2,295,000	2,281,001
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	2,021,619	2,011,521
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	4,157,184	4,127,510
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.546% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)	1,305,000	1,302,808
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 5.996% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,749,000	2,742,826
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.7% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)(w)	849,947	850,480
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 5.73% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)(w)	1,560,956	1,561,934
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.507% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	3,427,373	3,429,765
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.945%, 11/15/2050 (i)	5,081,363	73,093
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.876%, 12/15/2051 (i)	5,977,877	129,558
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	720,024	728,906
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	735,686	741,698
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	351,038	354,544
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.336%, 11/15/2054 (i)	5,691,402	299,694
		$166,780,032
Automotive – 1.0%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$3,807,000	$3,849,824
LKQ Corp., 5.75%, 6/15/2028	2,976,000	3,074,515
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,276,000	1,232,506
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,356,440
		$9,513,285
3

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.7%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$4,025,612
Charles Schwab Corp., 5.875%, 8/24/2026	2,815,000	2,852,031
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	2,205,000	2,287,633
LPL Holdings, Inc., 5.7%, 5/20/2027	1,824,000	1,858,460
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,252,000	1,247,971
LPL Holdings, Inc., 6.75%, 11/17/2028	945,000	1,007,461
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,982,000	1,935,814
LPL Holdings, Inc., 5.2%, 3/15/2030	950,000	970,424
		$16,185,406
Business Services – 0.7%
Global Payments, Inc., 1.2%, 3/01/2026	$2,281,000	$2,256,482
Paychex, Inc., 5.1%, 4/15/2030	2,743,000	2,820,275
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,542,392
		$6,619,149
Cable TV – 0.9%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$3,417,000	$3,515,169
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,733,000	2,733,408
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,359,000	2,286,734
		$8,535,311
Computer Software - Systems – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$1,321,000	$1,293,751
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$3,033,000	$3,041,934
Regal Rexnord Corp., 6.05%, 4/15/2028	2,001,000	2,069,876
		$5,111,810
Consumer Services – 1.0%
CBRE Services, Inc., 5.5%, 4/01/2029	$2,318,000	$2,402,248
CBRE Services, Inc., 4.8%, 6/15/2030	646,000	656,414
Meituan, 4.5%, 4/02/2028 (n)	1,575,000	1,577,728
Meituan, 4.625%, 10/02/2029 (n)	845,000	846,972
Meituan, 4.5%, 5/05/2031 (n)(w)	632,000	628,847
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	3,407,000	3,469,720
		$9,581,929
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,346,903
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,755,045
		$5,101,948
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$2,694,000	$2,750,571
Arrow Electronics, Inc., 2.95%, 2/15/2032	1,309,000	1,168,324
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	2,037,000	2,056,589
		$5,975,484
4

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.2%
Broadcom, Inc., 5.05%, 7/12/2027	$1,347,000	$1,369,314
Broadcom, Inc., 4.15%, 2/15/2028	1,358,000	1,361,957
Broadcom, Inc., 4.75%, 4/15/2029	2,224,000	2,265,847
Broadcom, Inc., 5.05%, 7/12/2029	753,000	775,374
Broadcom, Inc., 4.35%, 2/15/2030	1,944,000	1,953,207
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	689,000	690,039
SK hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	2,984,675
		$11,400,413
Emerging Market Sovereign – 0.2%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$2,225,000	$2,260,378
Energy - Independent – 1.4%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$934,000	$946,783
Diamondback Energy, Inc., 5.15%, 1/30/2030	934,000	958,451
EQT Corp., 5.7%, 4/01/2028	3,070,000	3,170,322
Occidental Petroleum Corp., 5%, 8/01/2027	895,000	907,822
Occidental Petroleum Corp., 5.2%, 8/01/2029	2,003,000	2,044,901
Occidental Petroleum Corp., 6.625%, 9/01/2030	1,000,000	1,073,516
Pioneer Natural Resources Co., 1.9%, 8/15/2030	4,010,000	3,611,702
		$12,713,497
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$1,438,000	$1,480,402
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	949,000	950,031
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	817,000	816,356
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,987,000	1,915,356
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,518,000	1,459,741
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	3,792,000	3,896,142
		$10,518,028
Food & Beverages – 2.1%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$884,000	$889,876
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	3,680,000	3,760,331
Constellation Brands, Inc., 4.8%, 5/01/2030	1,510,000	1,532,214
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	4,625,000	4,432,577
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,350,000	1,302,740
Mars, Inc., 4.6%, 3/01/2028 (n)	1,704,000	1,724,065
Mars, Inc., 4.8%, 3/01/2030 (n)	3,586,000	3,663,208
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	1,958,000	2,008,241
		$19,313,252
Gaming & Lodging – 1.3%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$2,479,000	$2,509,987
Hyatt Hotels Corp., 5.75%, 1/30/2027	1,067,000	1,085,316
Las Vegas Sands Corp., 5.9%, 6/01/2027	953,000	970,944
Las Vegas Sands Corp., 5.625%, 6/15/2028	1,398,000	1,429,500
Marriott International, Inc., 4.9%, 4/15/2029	3,040,000	3,103,642
Sands China Ltd., 3.8%, 1/08/2026	2,616,000	2,611,584
		$11,710,973
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$949,000	$925,349
5

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.0%
Corebridge Financial, Inc., 3.65%, 4/05/2027	$2,129,000	$2,110,970
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	1,290,000	1,324,507
Equitable Financial Life Insurance Co., 5.5%, 12/02/2025 (n)	1,377,000	1,378,366
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	979,000	994,402
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	3,609,000	3,712,374
		$9,520,619
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$1,298,000	$1,303,784
Elevance Health, Inc., 4.75%, 2/15/2030	1,104,000	1,125,240
		$2,429,024
Insurance - Property & Casualty – 0.8%
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	$1,527,000	$1,541,242
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	1,527,000	1,558,663
Brown & Brown, Inc., 4.7%, 6/23/2028	902,000	909,976
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	1,503,000	1,518,220
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	1,503,000	1,527,863
		$7,055,964
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$2,064,000	$2,156,274
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$1,337,000	$1,355,458
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	1,427,000	1,407,165
CNH Industrial Capital LLC, 1.875%, 1/15/2026	475,000	472,520
		$3,235,143
Major Banks – 7.0%
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	$2,856,000	$2,797,985
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,421,553
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,305,000	1,340,534
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	621,000	645,000
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	1,851,000	1,924,435
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,315,000	2,358,573
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	1,299,000	1,272,896
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	169,000	177,156
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	1,584,000	1,598,881
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	2,734,000	2,749,164
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,263,845
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	3,032,000	3,073,714
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	254,000	254,951
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	449,000	471,357
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	946,000	973,859
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	2,424,000	2,404,342
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	732,000	755,210
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	2,778,000	2,811,277
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	1,627,000	1,657,255
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	2,213,000	2,224,063
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	2,894,000	2,939,435
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	3,620,000	3,563,435
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	2,978,000	2,994,859
6

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	$4,598,000	$4,709,439
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,495,000	2,440,843
Toronto-Dominion Bank, 5.532%, 7/17/2026	4,257,000	4,300,724
UBS Group AG, 5.711% to 1/12/2026, FLR (CMT - 1yr. + 1.55%) to 1/12/2027 (n)	2,234,000	2,239,214
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,437,000	1,440,741
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	428,000	466,389
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	2,393,000	2,393,524
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,835,523
		$65,500,176
Medical & Health Technology & Services – 0.2%
HCA, Inc., 4.3%, 11/15/2030	$585,000	$582,153
IQVIA, Inc., 5.7%, 5/15/2028	788,000	811,603
IQVIA, Inc., 6.25%, 2/01/2029	598,000	629,961
		$2,023,717
Metals & Mining – 1.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$2,917,000	$2,936,252
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,653,419
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	2,434,000	2,505,366
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	1,413,000	1,429,080
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	1,617,000	1,659,796
		$10,183,913
Midstream – 1.4%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$3,227,000	$3,360,512
DCP Midstream Operating LP, 5.625%, 7/15/2027	3,315,000	3,384,619
Enbridge, Inc., 5.25%, 4/05/2027	2,291,000	2,325,188
Enbridge, Inc., 4.9%, 6/20/2030	945,000	966,790
Energy Transfer LP, 5.55%, 2/15/2028	1,056,000	1,085,970
Plains All American Pipeline LP, 4.7%, 1/15/2031	1,597,000	1,600,492
		$12,723,571
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$95,897	$93,733
Fannie Mae, 5.183%, 2/25/2045 (n)	346,579	347,248
Freddie Mac, 4.942%, 7/25/2029	655,751	655,845
Freddie Mac, 1.569%, 4/25/2030 (i)	6,248,726	357,572
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,082,073	2,023,865
Freddie Mac, 2%, 7/15/2042	271,443	255,514
UMBS, TBA, 3%, 11/18/2040	50,000	47,906
		$3,781,683
Municipals – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$1,515,000	$1,567,022
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	312,143
		$1,879,165
Network & Telecom – 0.4%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$536,000	$540,028
NTT Finance Corp., 4.62%, 7/16/2028 (n)	1,309,000	1,323,483
NTT Finance Corp., 4.876%, 7/16/2030 (n)	1,309,000	1,333,767
		$3,197,278
7

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$1,313,000	$1,329,728
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	919,000	945,414
		$2,275,142
Oils – 0.3%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$2,393,000	$2,459,271
Other Banks & Diversified Financials – 2.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$409,000	$433,978
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	2,697,000	2,738,007
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	1,887,000	1,909,882
BPCE S.A., 5.281%, 5/30/2029 (n)	1,969,000	2,029,570
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	770,000	775,519
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	2,859,000	2,971,952
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	2,201,000	2,288,250
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	2,376,000	2,404,952
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	1,321,000	1,337,199
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	706,000	764,293
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,892,847
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	1,140,000	1,148,451
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	3,350,000	3,462,015
		$24,156,915
Pharmaceuticals – 0.2%
Biogen, Inc., 5.05%, 1/15/2031	$2,017,000	$2,077,326
Printing & Publishing – 0.2%
News Corp., 3.875%, 5/15/2029 (n)	$2,104,000	$2,028,957
Real Estate - Apartment – 0.2%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$2,094,000	$2,133,556
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,275,000	$3,242,287
Corporate Office Property LP, REIT, 2%, 1/15/2029	524,000	487,455
		$3,729,742
Real Estate - Retail – 0.4%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$394,000	$394,174
WEA Finance LLC, 4.125%, 9/20/2028 (n)	2,631,000	2,604,757
WEA Finance LLC, 3.5%, 6/15/2029 (n)	612,000	591,721
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	445,000	436,500
		$4,027,152
Retailers – 0.2%
AutoNation, Inc., 3.85%, 3/01/2032	$1,983,000	$1,850,947
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$294,000	$280,236
8

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.4%
Genuine Parts Co., 4.95%, 8/15/2029	$1,945,000	$1,967,093
Ross Stores, Inc., 0.875%, 4/15/2026	2,026,000	1,995,709
		$3,962,802
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$448,000	$439,931
Rogers Communications, Inc., 3.2%, 3/15/2027	4,027,000	3,969,835
T-Mobile USA, Inc., 4.2%, 10/01/2029	985,000	984,559
		$5,394,325
Tobacco – 1.0%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$2,419,000	$2,538,402
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	2,055,000	2,091,190
Philip Morris International, Inc., 5%, 11/17/2025	667,000	667,164
Philip Morris International, Inc., 5.125%, 11/17/2027	1,090,000	1,111,992
Philip Morris International, Inc., 4.875%, 2/15/2028	1,459,000	1,484,192
Philip Morris International, Inc., 4.125%, 4/28/2028	1,040,000	1,041,969
		$8,934,909
Transportation - Services – 1.5%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$3,735,000	$3,803,551
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	2,904,000	2,966,174
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	684,000
GXO Logistics, Inc., 6.25%, 5/06/2029	1,230,000	1,292,814
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	1,598,000	1,615,732
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	1,804,000	1,856,075
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	1,278,000	1,315,721
		$13,534,067
U.S. Treasury Obligations – 32.7%
U.S. Treasury Notes, 2.25%, 11/15/2025 (f)(s)	$33,500,000	$33,480,572
U.S. Treasury Notes, 4.875%, 11/30/2025	18,896,000	18,906,685
U.S. Treasury Notes, 4.625%, 2/28/2026 (f)(s)	23,843,000	23,894,225
U.S. Treasury Notes, 2.25%, 3/31/2026 (f)(s)	30,477,000	30,286,370
U.S. Treasury Notes, 4.125%, 6/15/2026	30,754,000	30,826,380
U.S. Treasury Notes, 4.625%, 6/30/2026 (f)(s)	29,685,000	29,840,092
U.S. Treasury Notes, 4.5%, 7/15/2026	57,693,000	57,971,605
U.S. Treasury Notes, 4.625%, 11/15/2026 (f)	32,309,000	32,594,556
U.S. Treasury Notes, 4.875%, 10/31/2028	44,722,000	46,311,728
		$304,112,213
Utilities - Electric Power – 1.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$830,000	$833,950
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	284,000	256,092
Con Edison Co. of NY, Inc., FLR, 4.811% (SOFR - 1 day + 0.52%), 11/18/2027	1,985,000	1,986,052
Eversource Energy, 4.45%, 12/15/2030	2,775,000	2,765,394
FirstEnergy Corp., 1.6%, 1/15/2026	900,000	893,795
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	1,711,000	1,729,476
Pacific Gas & Electric Co., 6.1%, 1/15/2029	1,797,000	1,874,553
Pacific Gas & Electric Co., 5.55%, 5/15/2029	2,971,000	3,058,463
PSEG Power LLC, 5.2%, 5/15/2030 (n)	694,000	711,886
9

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	$944,000	$969,285
		$15,078,946
Total Bonds (Identified Cost, $830,433,915)		$835,285,161
Mutual Funds (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $40,708,162)	40,711,143	$40,719,286
Short-Term Obligations (s)(y) – 3.7%
Federal Home Loan Bank, 4.14%, due 11/03/2025 (Identified Cost, $34,498,830)	$34,506,000	$34,494,900
Other Assets, Less Liabilities – 2.1%		19,748,033
Net Assets – 100.0%		$930,247,380

(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $40,719,286 and
$869,780,061, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$287,456,043, representing 30.9% of net assets.

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMCLTR
Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMF6T	Bloomberg Commodity Index 6 Month Forward Total Return, this index is composed of longer-dated futures contracts on 21 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR
Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on
Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.

BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures contracts on lead. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
10

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
BCOMRBTR
Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.

BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVICPRD0	Citibank Bloomberg Commodity Index Total Return
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 10/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	34	$7,080,234	December – 2025	$(875)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	13,800,000	centrally cleared	4.664% / Annually	1-day SOFR / Annually	$128,553	$—	$128,553
10/02/26	USD	44,600,000	centrally cleared	4.697% / Annually	1-day SOFR / Annually	432,121	(4,023)	428,098
12/23/27	USD	34,600,000	centrally cleared	4.106% / Annually	1-day SOFR / Annually	447,534	—	447,534
						$1,008,208	$(4,023)	$1,004,185

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
7/06/26	USD	3,854,073 (Short)	Morgan Stanley	3 month T-Bill - 0.025%	BCOMNGTR (floating rate)	$12,315	$—	$12,315
7/17/26	USD	6,236,337 (Short)	Citibank N.A.	3 month T-Bill - 0.03%	BCOMHGTR (floating rate)	19,369	—	19,369
7/17/26	USD	15,649,209 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.02%	BCOMSYTR (floating rate)	46,612	—	46,612
7/17/26	USD	13,761,982 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMALTR (floating rate)	41,650	—	41,650
8/10/26	USD	4,686,856 (Short)	Morgan Stanley	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	14,435	—	14,435
11

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Total Return Swaps - continued
8/17/26	USD	10,151,943 (Short)	Goldman Sachs International	3 month T-Bill - 0.06%	BCOMPBTR (floating rate)	$32,436	$—	$32,436
9/30/26	USD	6,072,624 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.07%	BCOMNITR (floating rate)	19,662	—	19,662
9/30/26	USD	6,398,199 (Short)	Merrill Lynch International	3 month T-Bill - 0.00%	BCOMNGTR (floating rate)	20,579	—	20,579
11/02/26	USD	19,114,429 (Short)	Goldman Sachs International	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	56,563	—	56,563
11/09/26	USD	7,132,855 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.03%	BCOMCTTR (floating rate)	16,160	—	16,160
						$279,781	$—	$279,781
Liability Derivatives
Total Return Swaps
11/10/25	USD	126,128,345 (Long)	Citibank N.A.	CVICPRD0 (floating rate) (b)	3 month T-Bill + 0.11%	$(414,924)	$—	$(414,924)
12/12/25	USD	11,509,404 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(37,810)	—	(37,810)
12/19/25	USD	9,137,729 (Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.04%	(30,815)	—	(30,815)
12/19/25	USD	34,943,317 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(113,672)	—	(113,672)
1/08/26	USD	133,865,541 (Long)	Merrill Lynch International	MLCILPRT (floating rate) (a)	3 month T-Bill + 0.13%	(442,346)	—	(442,346)
2/17/26	USD	32,405,288 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(105,416)	—	(105,416)
2/17/26	USD	43,758,039 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(144,670)	—	(144,670)
2/17/26	USD	43,758,039 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(144,302)	—	(144,302)
2/17/26	USD	15,967,059 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(52,010)	—	(52,010)
3/06/26	USD	10,625,820 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(35,955)	—	(35,955)
3/13/26	USD	23,425,549 (Long)	Merrill Lynch International	BCOMF6T (floating rate)	3 month T-Bill + 0.11%	(77,450)	—	(77,450)
4/02/26	USD	55,043,176 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(181,748)	—	(181,748)
12

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
5/08/26	USD	53,064,840 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	$(172,847)	$—	$(172,847)
5/08/26	USD	23,934,477 (Long)	Citibank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(78,930)	—	(78,930)
7/06/26	USD	19,024,909 (Long)	Morgan Stanley	BCOMLCTR (floating rate)	3 month T-Bill + 0.10%	(65,463)	—	(65,463)
8/10/26	USD	10,791,504 (Long)	Morgan Stanley	BCOMLHTR (floating rate)	3 month T-Bill + 0.12%	(39,858)	—	(39,858)
8/10/26	USD	27,421,716 (Long)	JPMorgan Chase Bank N.A.	BCOMF6T (floating rate)	3 month T-Bill + 0.105%	(90,547)	—	(90,547)
8/17/26	USD	28,182,777 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(91,682)	—	(91,682)
9/08/26	USD	23,680,907 (Long)	Goldman Sachs International	BCOMF6T (floating rate)	3 month T-Bill + 0.10%	(78,096)	—	(78,096)
9/08/26	USD	42,907,973 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(140,587)	—	(140,587)
9/08/26	USD	42,907,973 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(140,947)	—	(140,947)
9/30/26	USD	5,739,440 (Long)	Merrill Lynch International	BCOMFCT (floating rate)	3 month T-Bill + 0.08%	(20,445)	—	(20,445)
10/09/26	USD	46,953,070 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(153,840)	—	(153,840)
10/09/26	USD	36,649,386 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.065%	(119,223)	—	(119,223)
10/09/26	USD	47,996,472 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.08%	(157,256)	—	(157,256)
10/09/26	USD	47,996,472 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.080%	(157,256)	—	(157,256)
10/12/26	USD	12,106,620 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.07%	(40,279)	—	(40,279)
10/12/26	USD	7,370,161 (Long)	JPMorgan Chase Bank N.A.	BCOMGOT (floating rate)	3 month T-Bill + 0.07%	(24,160)	—	(24,160)
11/09/26	USD	10,236,519 (Long)	JPMorgan Chase Bank N.A.	BCOMSITR (floating rate)	3 month T-Bill + 0.07%	(23,700)	—	(23,700)
						$(3,376,234)	$—	$(3,376,234)
At October 31, 2025, the fund had other liquid securities with an aggregate value of $80,943,414 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Consolidated Statement of Assets and Liabilities are comprised of cash collateral.
(a) The Merrill Lynch MLCILPRT Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
13

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $133,865,541*
Long Futures Contracts
Soybean Oil - January 2026	3.51%	4,694,716
Corn - March 2026	3.50%	4,690,258
Corn - December 2025	1.24%	1,657,532
WTI - January 2026	5.03%	6,731,002
Brent - January 2026	1.58%	2,112,640
Brent - March 2026	4.28%	5,728,136
Cotton - March 2026	1.01%	1,346,595
Cotton - December 2025	0.36%	480,938
Gold - February 2026	13.81%	18,561,010
Gold - December 2025	5.01%	6,702,940
Copper Comex - March 2026	4.25%	5,683,289
Copper Comex - December 2025	1.52%	2,039,400
Heating Oil - March 2026	1.95%	2,609,475
Coffee - March 2026	2.24%	3,004,375
Coffee - December 2025	0.86%	1,150,610
Kansas Wheat - March 2026	1.14%	1,530,586
Kansas Wheat - December 2025	0.41%	543,874
Aluminum - January 2026	4.18%	5,590,092
Live Cattle - February 2026	2.69%	3,597,053
Live Cattle - December 2025	0.99%	1,319,510
Lean Hogs - February 2026	1.16%	1,554,523
Lean Hogs - December 2025	0.42%	556,719
Lead - January 2026	0.84%	1,117,815
Nickel - January 2026	2.08%	2,788,072
Zinc - January 2026	2.12%	2,838,878
Natural Gas - January 2026	9.82%	13,135,942
Gasoil - January 2026	2.45%	3,276,199
Soybeans - January 2026	5.85%	7,826,684
Sugar - March 2026	1.95%	2,607,111
Silver - March 2026	4.59%	6,138,444
Silver - December 2025	1.65%	2,205,056
Soybean Meal - January 2026	3.30%	4,412,569
Wheat - March 2026	1.84%	2,457,161
Wheat - December 2025	0.65%	869,892
Gasoline RBOB - January 2026	1.72%	2,306,445
	100.0%	$133,865,541
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(b) The Citigroup CVICPRD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPRDO:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $126,128,345*
Long Futures Contracts
Soybean Oil - January 2026	3.5%	4,442,745
Corn - March 2026	4.8%	6,002,700
WTI - January 2026	5.3%	6,666,009
Brent - March 2026	6.1%	7,709,343
Cotton - March 2026	1.4%	1,744,229
Gold - February 2026	19.1%	24,243,380
Copper - March 2026	5.9%	7,380,400
Heating Oil - January 2026	2.1%	2,596,983
Coffee - March 2026	3.2%	4,097,784
14

MFS Commodity Strategy Fund
Consolidated Portfolio of Investments – continued
(b) The Citigroup CVICPRD0 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the non-public index through its investment in the swap, the fund has indirect exposure to the following positions that compose the CVICPRDO:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $126,128,345*
Kansas Wheat - March 2026	1.6%	1,961,422
Aluminum - January 2026	4.3%	5,406,618
Live Cattle - February 2026	3.8%	4,774,084
Lean Hogs - February 2026	1.6%	2,037,099
Lead - January 2026	0.8%	1,061,118
Nickel - January 2026	2.1%	2,694,480
Zinc - January 2026	2.2%	2,747,958
Natural Gas - January 2026	7.7%	9,708,603
Gasoil - January 2026	2.6%	3,287,031
Soybeans - January 2026	5.9%	7,382,670
Sugar - March 2026	2.1%	2,604,803
Silver - March 2026	6.2%	7,858,174
Soybean Meal - January 2026	3.3%	4,208,398
Wheat - March 2026	2.5%	3,146,272
Gasoline - January 2026	1.9%	2,366,042
	100.0%	126,128,345
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See Notes to Consolidated Financial Statements
15

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Statement of
Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $864,932,745)	$869,780,061
Investments in affiliated issuers, at value (identified cost, $40,708,162)	40,719,286
Cash	2
Receivables for
Due from uncleared swap brokers	25,569,636
Net daily variation margin on open cleared swap agreements	23,595
Net daily variation margin on open futures contracts	10
Investments sold	645,999
Fund shares sold	37,335
Interest	7,975,404
Uncleared swaps, at value	279,781
Total assets	$945,031,109
Liabilities
Payables for
Due to uncleared swap brokers	$6,369,380
When-issued investments purchased	3,040,685
TBA purchase commitments	48,320
Fund shares reacquired	1,751,708
Uncleared swaps, at value	3,376,234
Payable to affiliates
Investment adviser	37,516
Administrative services fee	705
Shareholder servicing costs	14,861
Distribution and service fees	171
Payable for independent Trustees' compensation	46
Accrued expenses and other liabilities	144,103
Total liabilities	$14,783,729
Net assets	$930,247,380
Net assets consist of
Paid-in capital	$1,501,160,820
Total distributable earnings (loss)	(570,913,440)
Net assets	$930,247,380
Shares of beneficial interest outstanding	229,706,549

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$9,107,975	2,259,933	$4.03
Class B	92,150	22,984	4.01
Class C	529,807	132,713	3.99
Class I	36,309,574	8,950,773	4.06
Class R1	74,894	18,595	4.03
Class R2	278,970	69,544	4.01
Class R3	248,859	61,653	4.04
Class R4	80,144	19,808	4.05
Class R6	883,525,007	218,170,546	4.05

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $4.28 [100 / 94.25 x $4.03]. Redemption price per share was equal to the net asset value per share for Classes I,
R1, R2, R3, R4, and R6.

See Notes to Consolidated Financial Statements
16

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Statement of
Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Interest	$38,373,445
Dividends from unaffiliated issuers	3,288,402
Other	12,807
Total investment income	$41,674,654
Expenses
Management fee	$6,687,264
Distribution and service fees	28,805
Shareholder servicing costs	44,816
Administrative services fee	128,198
Independent Trustees' compensation	19,796
Custodian fee	69,482
Shareholder communications	15,655
Audit and tax fees	101,847
Legal fees	16,996
Miscellaneous	256,556
Total expenses	$7,369,415
Reduction of expenses by investment adviser and distributor	(123,813)
Net expenses	$7,245,602
Net investment income (loss)	$34,429,052
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$205,798
Affiliated issuers	102
Futures contracts	(405,121)
Swap agreements	96,428,173
Net realized gain (loss)	$96,228,952
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,187,986
Affiliated issuers	3,702
Futures contracts	316,307
Swap agreements	483,025
Net unrealized gain (loss)	$6,991,020
Net realized and unrealized gain (loss)	$103,219,972
Change in net assets from operations	$137,649,024
See Notes to Consolidated Financial Statements
17

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Statements of
Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$34,429,052	$33,541,440
Net realized gain (loss)	96,228,952	(44,950,214)
Net unrealized gain (loss)	6,991,020	18,778,913
Change in net assets from operations	$137,649,024	$7,370,139
Total distributions to shareholders	$(29,999,086)	$(17,500,698)
Change in net assets from fund share transactions	$(51,349,769)	$110,505,605
Total change in net assets	$56,300,169	$100,375,046
Net assets
At beginning of period	873,947,211	773,572,165
At end of period	$930,247,380	$873,947,211
See Notes to Consolidated Financial Statements
18

MFS Commodity Strategy Fund
Consolidated Financial Statements | Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.58	$3.64	$4.80	$7.02	$4.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.13	$0.11	$0.02	$0.00 (w)
Net realized and unrealized gain (loss)	0.43	(0.12)	(0.24)	0.15	2.21
Total from investment operations	$0.56	$0.01	$(0.13)	$0.17	$2.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(1.03)	$(2.39)	$(0.04)
Net asset value, end of period (x)	$4.03	$3.58	$3.64	$4.80	$7.02
Total return (%) (r)(s)(t)(x)	16.00	0.19	(3.10)	7.71	45.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16	1.16	1.15	1.17	1.15
Expenses after expense reductions	1.14	1.15	1.14	1.15	1.14
Net investment income (loss)	3.53	3.62	2.86	0.37	0.07
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$9,108	$8,192	$10,166	$15,080	$4,921

Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.56	$3.61	$4.77	$6.96	$4.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.10	$0.08	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.43	(0.11)	(0.25)	0.18	2.20
Total from investment operations	$0.53	$(0.01)	$(0.17)	$0.15	$2.16
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$(0.99)	$(2.34)	$(0.01)
Net asset value, end of period (x)	$4.01	$3.56	$3.61	$4.77	$6.96
Total return (%) (r)(s)(t)(x)	15.18	(0.38)	(4.08)	7.08	44.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91	1.91	1.90	1.91	1.89
Expenses after expense reductions	1.89	1.89	1.88	1.90	1.88
Net investment income (loss)	2.78	2.88	2.12	(0.50)	(0.65)
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$92	$75	$92	$112	$98

See Notes to Consolidated Financial Statements
19

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.54	$3.59	$4.73	$6.94	$4.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.10	$0.08	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.43	(0.13)	(0.23)	0.17	2.19
Total from investment operations	$0.53	$(0.03)	$(0.15)	$0.14	$2.15
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.02)	$(0.99)	$(2.35)	$(0.01)
Net asset value, end of period (x)	$3.99	$3.54	$3.59	$4.73	$6.94
Total return (%) (r)(s)(t)(x)	15.25	(0.74)	(3.72)	6.94	44.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.91	1.91	1.90	1.91	1.90
Expenses after expense reductions	1.90	1.90	1.89	1.90	1.88
Net investment income (loss)	2.78	2.87	2.09	(0.49)	(0.66)
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$530	$373	$514	$1,444	$1,095

Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.60	$3.67	$4.83	$7.04	$4.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.14	$0.12	$0.03	$0.02
Net realized and unrealized gain (loss)	0.44	(0.13)	(0.24)	0.16	2.21
Total from investment operations	$0.58	$0.01	$(0.12)	$0.19	$2.23
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(1.04)	$(2.40)	$(0.05)
Net asset value, end of period (x)	$4.06	$3.60	$3.67	$4.83	$7.04
Total return (%) (r)(s)(t)(x)	16.50	0.25	(2.79)	8.05	46.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.91	0.90	0.92	0.90
Expenses after expense reductions	0.90	0.90	0.89	0.90	0.89
Net investment income (loss)	3.77	3.87	3.11	0.57	0.30
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$36,310	$16,789	$12,576	$18,905	$6,029

See Notes to Consolidated Financial Statements
20

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R1	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.56	$3.63	$4.78	$6.97	$4.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.10	$0.08	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	0.43	(0.13)	(0.24)	0.18	2.20
Total from investment operations	$0.55	$(0.03)	$(0.16)	$0.15	$2.16
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$(0.99)	$(2.34)	$—
Net asset value, end of period (x)	$4.03	$3.56	$3.63	$4.78	$6.97
Total return (%) (r)(s)(t)(x)	15.80	(0.76)	(3.87)	7.07	44.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46	1.91	1.89	1.91	1.89
Expenses after expense reductions	1.44	1.90	1.88	1.90	1.88
Net investment income (loss)	3.23	2.88	2.13	(0.50)	(0.63)
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$75	$65	$65	$68	$63

Class R2	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.56	$3.63	$4.80	$7.00	$4.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.12	$0.10	$0.00 (w)	$(0.01)
Net realized and unrealized gain (loss)	0.43	(0.13)	(0.24)	0.17	2.20
Total from investment operations	$0.55	$(0.01)	$(0.14)	$0.17	$2.19
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.06)	$(1.03)	$(2.37)	$(0.02)
Net asset value, end of period (x)	$4.01	$3.56	$3.63	$4.80	$7.00
Total return (%) (r)(s)(t)(x)	15.79	(0.19)	(3.44)	7.61	45.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.41	1.41	1.40	1.41	1.39
Expenses after expense reductions	1.39	1.40	1.39	1.40	1.38
Net investment income (loss)	3.28	3.37	2.66	0.06	(0.13)
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$279	$298	$311	$134	$64

See Notes to Consolidated Financial Statements
21

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R3	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.58	$3.65	$4.81	$7.02	$4.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.13	$0.11	$0.01	$0.01
Net realized and unrealized gain (loss)	0.44	(0.13)	(0.24)	0.17	2.20
Total from investment operations	$0.57	$0.00	$(0.13)	$0.18	$2.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(1.03)	$(2.39)	$(0.03)
Net asset value, end of period (x)	$4.04	$3.58	$3.65	$4.81	$7.02
Total return (%) (r)(s)(t)(x)	16.29	0.00	(3.16)	7.75	46.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17	1.16	1.14	1.16	1.14
Expenses after expense reductions	1.15	1.15	1.13	1.15	1.13
Net investment income (loss)	3.50	3.62	2.88	0.25	0.12
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$249	$68	$68	$70	$65

Class R4	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.59	$3.66	$4.82	$7.03	$4.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.14	$0.12	$0.03	$0.02
Net realized and unrealized gain (loss)	0.44	(0.13)	(0.24)	0.16	2.21
Total from investment operations	$0.58	$0.01	$(0.12)	$0.19	$2.23
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(1.04)	$(2.40)	$(0.05)
Net asset value, end of period (x)	$4.05	$3.59	$3.66	$4.82	$7.03
Total return (%) (r)(s)(t)(x)	16.54	0.26	(2.84)	8.07	46.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90	0.91	0.89	0.91	0.89
Expenses after expense reductions	0.89	0.89	0.88	0.90	0.88
Net investment income (loss)	3.78	3.87	3.12	0.50	0.37
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$80	$69	$69	$71	$65

See Notes to Consolidated Financial Statements
22

MFS Commodity Strategy Fund
Consolidated Financial Highlights - continued
Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$3.59	$3.66	$4.83	$7.04	$4.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.14	$0.12	$0.03	$0.03
Net realized and unrealized gain (loss)	0.43	(0.13)	(0.25)	0.17	2.20
Total from investment operations	$0.58	$0.01	$(0.13)	$0.20	$2.23
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.08)	$(1.04)	$(2.41)	$(0.05)
Net asset value, end of period (x)	$4.05	$3.59	$3.66	$4.83	$7.04
Total return (%) (r)(s)(t)(x)	16.64	0.33	(2.94)	8.24	46.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.83	0.82	0.82	0.81
Expenses after expense reductions	0.81	0.81	0.81	0.80	0.80
Net investment income (loss)	3.87	3.95	3.20	0.54	0.46
Portfolio turnover rate	35	57	66	37	28
Net assets at end of period (000 omitted)	$883,525	$848,018	$749,712	$722,934	$924,441

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Consolidated Financial Statements
23

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements
(1) Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of October 31, 2025, the Subsidiary’s net assets were $169,152,156, which represented 18.2% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally
24

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:
25

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$304,112,213	$—	$304,112,213
Non - U.S. Sovereign Debt	—	4,416,652	—	4,416,652
Municipal Bonds	—	1,879,165	—	1,879,165
U.S. Corporate Bonds	—	223,079,309	—	223,079,309
Residential Mortgage-Backed Securities	—	29,303,832	—	29,303,832
Commercial Mortgage-Backed Securities	—	25,473,502	—	25,473,502
Asset-Backed Securities (including CDOs)	—	115,784,381	—	115,784,381
Foreign Bonds	—	131,236,107	—	131,236,107
Short-Term Securities	—	34,494,900	—	34,494,900
Investment Companies	40,719,286	—	—	40,719,286
Total	$40,719,286	$869,780,061	$—	$910,499,347

Other Financial Instruments
Futures Contracts – Liabilities	$(875)	$—	$—	$(875)
Swap Agreements – Assets	—	1,283,966	—	1,283,966
Swap Agreements – Liabilities	—	(3,376,234)	—	(3,376,234)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(875)
Interest Rate	Cleared Swap Agreements	1,004,185	—
Commodity	Uncleared Swap Agreements	279,781	(3,376,234)
Total		$1,283,966	$(3,377,109)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Consolidated Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2025 as reported in the Consolidated Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(405,121)	$—
Commodity	—	96,428,173
Total	$(405,121)	$96,428,173
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2025 as reported in the Consolidated Statement of Operations:
26

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
Risk	Futures Contracts	Swap Agreements
Interest Rate	$316,307	$229,627
Commodity	—	253,398
Total	$316,307	$483,025
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of October 31, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$10	$—
Uncleared Swaps, at value	279,781	(3,376,234)
Cleared Swap Agreements (a)	23,595	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$303,386	$(3,376,234)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	23,605	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$279,781	$(3,376,234)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the fund's Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Consolidated Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at October 31, 2025:
27

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$19,369	$(19,369)	$—	$—	$—
Goldman Sachs International	88,999	(88,999)	—	—	—
JPMorgan Chase Bank N.A.	82,434	(82,434)	—	—	—
Merrill Lynch International	20,579	(20,579)	—	—	—
Morgan Stanley	68,400	(68,400)	—	—	—
Total	$279,781	$(279,781)	$—	$—	$—
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at October 31, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(831,367)	$19,369	$811,998	$—	$—
Goldman Sachs International	(978,001)	88,999	889,002	—	—
JPMorgan Chase Bank N.A.	(780,357)	82,434	697,923	—	—
Merrill Lynch International	(681,188)	20,579	660,609	—	—
Morgan Stanley	(105,321)	68,400	36,921	—	—
Total	$(3,376,234)	$279,781	$3,096,453	$—	$—
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
28

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
29

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Consolidated Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
30

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$29,999,086	$17,500,698
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/25
Cost of investments	$1,274,364,037
Gross appreciation	7,373,405
Gross depreciation	(373,331,238)
Net unrealized appreciation (depreciation)	$(365,957,833)
Undistributed ordinary income	124,541,459
Capital loss carryforwards	(117,898,158)
Other temporary differences	(211,598,908)
Total distributable earnings (loss)	$(570,913,440)
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(84,662,708)
Long-Term	(33,235,450)
Total	$(117,898,158)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/25	Year ended 10/31/24
Class A	$243,821	$174,563
Class B	1,606	891
Class C	7,848	3,251
Class I	557,929	298,524
Class R1	1,479	746
Class R2	8,223	5,123
Class R3	2,043	1,269
Class R4	2,242	1,452
Class R6	29,173,895	17,014,879
Total	$29,999,086	$17,500,698
(3) Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
31

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $123,812, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,385 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$21,334
Class B	0.75%	0.25%	1.00%	1.00%	858
Class C	0.75%	0.25%	1.00%	1.00%	4,531
Class R1	0.75%	0.25%	1.00%	0.55%	384
Class R2	0.25%	0.25%	0.50%	0.50%	1,438
Class R3	—	0.25%	0.25%	0.25%	260
Total Distribution and Service Fees					$28,805
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2025, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations. Effective April 1, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$683
Class B	—
Class C	124
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $6,032, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $38,784.
32

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0144% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$14
8/19/2024	Redemption	Class I	3	11
At October 31, 2025, MFS held approximately 81% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1 and Class R4.
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$111,534,282	$111,655,842
Non-U.S. Government securities	224,469,966	131,454,171
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	538,897	$2,018,694	543,536	$1,925,321
Class B	2,371	8,755	—	—
Class C	70,046	260,734	28,523	100,511
Class I	5,793,147	21,702,388	2,015,875	7,159,148
Class R2	7,287	27,349	9,475	33,537
Class R3	42,180	161,813	—	—
Class R6	24,519,658	90,537,610	39,674,426	139,875,653
	30,973,586	$114,717,343	42,271,835	$149,094,170
33

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	69,696	$243,821	50,018	$174,563
Class B	476	1,606	255	891
Class C	2,320	7,848	934	3,251
Class I	157,203	557,929	85,050	298,524
Class R1	418	1,479	213	746
Class R2	2,330	8,223	1,472	5,123
Class R3	577	2,043	363	1,269
Class R4	633	2,242	415	1,452
Class R6	8,241,213	29,173,895	4,861,394	17,014,879
	8,474,866	$29,999,086	5,000,114	$17,500,698
Shares reacquired
Class A	(639,005)	$(2,371,838)	(1,096,435)	$(3,880,010)
Class B	(1,061)	(3,968)	(4,414)	(15,393)
Class C	(44,946)	(162,943)	(67,481)	(236,807)
Class I	(1,663,653)	(6,283,847)	(867,435)	(3,128,050)
Class R2	(23,849)	(89,676)	(12,789)	(45,293)
Class R3	(24)	(93)	—	—
Class R6	(50,483,515)	(187,153,833)	(13,424,163)	(48,783,710)
	(52,856,053)	$(196,066,198)	(15,472,717)	$(56,089,263)
Net change
Class A	(30,412)	$(109,323)	(502,881)	$(1,780,126)
Class B	1,786	6,393	(4,159)	(14,502)
Class C	27,420	105,639	(38,024)	(133,045)
Class I	4,286,697	15,976,470	1,233,490	4,329,622
Class R1	418	1,479	213	746
Class R2	(14,232)	(54,104)	(1,842)	(6,633)
Class R3	42,733	163,763	363	1,269
Class R4	633	2,242	415	1,452
Class R6	(17,722,644)	(67,442,328)	31,111,657	108,106,822
	(13,407,601)	$(51,349,769)	31,799,232	$110,505,605
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 29%, 21%, 16%, 8%, 4%, 3%, 3%, 2%, 2%, 2%, 1%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires
34

MFS Commodity Strategy Fund
Notes to Consolidated Financial Statements  - continued
on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $4,348 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$90,440,421	$460,255,571	$509,980,510	$102	$3,702	$40,719,286

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,288,402	$—
35

MFS Commodity Strategy Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XV and the Shareholders of MFS Commodity Strategy Fund:
Opinion on the Consolidated Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of MFS Commodity Strategy Fund and subsidiary (the “Fund”), including the consolidated portfolio of investments, as of October 31, 2025, the related consolidated statement of operations for the year then ended,  consolidated statements of changes in net assets for each of the two years in the period then ended, consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”consolidated financial statements and financial highlights”). In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
36

MFS Commodity Strategy Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
37

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Commodity Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Commodity Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Commodity Strategy Fund. See the Consolidated Statement of Operations and Note 3 within the Consolidated Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
38

MFS Commodity Strategy Fund
Board Review of Investment Advisory Agreement
MFS Commodity Strategy Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
39

MFS Commodity Strategy Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
40

MFS Global Alternative Strategy Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Alternative Strategy Fund
Portfolio of Investments − 10/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 73.6%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc. (a)	311	$227,724
Babcock International Group PLC	2,446	38,977
Boeing Co. (a)	2,447	491,896
BWX Technologies, Inc.	484	103,387
CACI International, Inc., “A” (a)	119	66,908
Curtiss-Wright Corp.	243	144,762
General Dynamics Corp.	125	43,113
General Electric Co.	1,299	401,326
Hexcel Corp.	706	50,408
Howmet Aerospace, Inc.	2,679	551,740
Karman Holdings, Inc. (a)	650	54,756
KBR, Inc.	1,904	81,567
L3Harris Technologies, Inc.	250	72,275
Leidos Holdings, Inc.	431	82,093
Mirion Technologies, Inc. (a)	4,161	122,209
MTU Aero Engines Holding AG	658	286,768
RTX Corp.	486	86,751
Singapore Technologies Engineering Ltd.	20,200	131,759
Standard Aero, Inc. (a)	3,239	93,575
Textron, Inc.	5,030	406,474
Thales S.A.	387	110,136
		$3,648,604
Airlines – 0.1%
Alaska Air Group, Inc. (a)	1,600	$66,768
Delta Air Lines, Inc.	1,172	67,249
Ryanair Holdings PLC, ADR	1,135	70,915
		$204,932
Alcoholic Beverages – 0.7%
Brown-Forman Corp., “ B”	879	$23,935
Carlsberg Group	578	67,944
China Resources Beer Holdings Co. Ltd.	34,500	118,100
Davide Campari-Milano N.V. (l)	9,886	68,758
Heineken N.V.	6,695	517,347
Kirin Holdings Co. Ltd.	3,800	53,372
Pernod Ricard S.A.	6,512	637,714
		$1,487,170
Apparel Manufacturers – 0.6%
Burberry Group PLC (a)	1,518	$24,678
Columbia Sportswear Co.	681	33,798
Compagnie Financiere Richemont S.A.	2,079	409,987
LVMH Moet Hennessy Louis Vuitton SE	1,120	790,202
		$1,258,665
DTRFS-ANN

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.7%
ACV Auctions, Inc. (a)	5,648	$51,227
Aptiv PLC (a)	2,382	193,180
Atmus Filtration Technologies, Inc.	1,180	53,666
Carvana Co. (a)	358	109,741
Compagnie Generale des Etablissements Michelin	1,564	49,918
Goodyear Tire & Rubber Co. (a)	3,616	24,914
Group 1 Automotive, Inc.	125	49,693
LKQ Corp.	2,774	88,657
Modine Manufacturing Co. (a)	639	97,901
Niterra Co. Ltd.	2,900	119,342
Shimano, Inc.	700	73,607
Stanley Electric Co. Ltd.	2,800	55,143
Suzuki Motor Corp.	6,800	101,839
Tesla, Inc. (a)	272	124,184
Toyota Industries Corp.	500	54,588
Visteon Corp.	1,096	117,447
		$1,365,047
Biotechnology – 0.6%
ABSCI Corp. (a)(l)	3,816	$16,333
Adaptive Biotechnologies Corp. (a)	2,273	39,459
Biogen, Inc. (a)	217	33,477
CG Oncology, Inc. (a)	546	23,625
CSL Ltd.	697	81,404
Exact Sciences Corp. (a)	3,852	249,186
Gilead Sciences, Inc.	6,180	740,302
Immunocore Holdings PLC, ADR (a)	977	32,329
Sanofi S.A. (a)(u)	101	0
		$1,216,115
Broadcasting – 1.2%
Netflix, Inc. (a)	496	$554,954
Nexstar Media Group, Inc.	454	88,861
Nippon Television Holdings, Inc.	4,300	104,438
Omnicom Group, Inc.	1,196	89,724
Spotify Technology S.A. (a)	2,099	1,375,517
Tencent Music Entertainment Group, ADR	3,859	86,133
TKO Group Holdings, Inc.	1,168	220,051
		$2,519,678
Brokerage & Asset Managers – 3.2%
Ares Management Co.	1,849	$274,965
B3 S.A. - Brasil Bolsa Balcao	145,100	341,447
Bank of New York Mellon Corp.	4,698	507,055
Barclays PLC	36,626	195,830
Bolsa Mexicana de Valores S.A. de C.V.	52,000	99,250
Bullish (a)(l)	936	47,334
Carlyle Group, Inc.	3,154	168,171
Charles Schwab Corp.	623	58,886
Citigroup, Inc.	16,117	1,631,524
CME Group, Inc.	204	54,160
Deutsche Boerse AG	1,285	325,114
Euronext N.V.	1,089	155,649
GCM Grosvenor, Inc., “A”	4,208	48,434

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
KKR & Co., Inc.	5,397	$638,627
London Stock Exchange Group PLC	882	109,913
LPL Financial Holdings, Inc.	600	226,386
Miami International Holdings, Inc. (a)	659	28,798
NASDAQ, Inc.	8,728	746,157
P10, Inc.	8,781	89,215
PJT Partners, Inc.	431	69,438
Raymond James Financial, Inc.	587	93,139
Robinhood Markets, Inc. (a)	2,246	329,668
StepStone Group, Inc.	1,638	99,722
TMX Group Ltd.	4,256	156,973
TPG, Inc.	877	48,270
WisdomTree Investments, Inc.	5,392	64,488
		$6,608,613
Business Services – 1.2%
Accenture PLC, “A”	1,723	$430,922
Bunzl PLC	1,945	59,075
Cognizant Technology Solutions Corp., “A”	893	65,082
CoStar Group, Inc. (a)	1,589	109,339
Experian PLC	3,907	182,054
Fidelity National Information Services, Inc.	1,024	64,020
Fujitsu Ltd.	3,100	81,086
Global Payments, Inc.	735	57,154
Intertek Group PLC	2,273	151,243
MARA Holdings, Inc. (a)(l)	1,917	35,024
NCR Atleos Corp. (a)	2,139	78,929
Nomura Research Institute Ltd.	6,900	269,983
NS Solutions Corp. (l)	3,100	78,249
OBIC Co. Ltd.	5,400	167,736
Sodexo	2,019	111,799
TransUnion	1,244	100,988
TriNet Group, Inc.	582	34,920
Verisk Analytics, Inc., “A”	996	217,885
Zscaler, Inc. (a)	496	164,245
		$2,459,733
Chemicals – 0.2%
Avient Corp.	1,637	$52,499
BioLife Solutions, Inc. (a)	2,167	60,394
DuPont de Nemours, Inc. (a)	929	31,763
Eastman Chemical Co.	821	48,866
Element Solutions, Inc.	2,748	73,427
FUJIFILM Holdings Corp.	1,600	37,168
Qnity Electronics, Inc. (a)(w)	464	44,127
		$348,244
Computer Software – 5.7%
ACI Worldwide, Inc. (a)	1,177	$56,060
Adobe Systems, Inc. (a)	799	271,908
Alkami Technology, Inc. (a)	3,250	65,942
AppLovin Corp. (a)	512	326,313
Atlassian Corp. (a)	152	25,752
Autodesk, Inc. (a)	1,059	319,119

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Cadence Design Systems, Inc. (a)(f)	2,647	$896,512
CCC Intelligent Holdings, Inc. (a)	8,075	70,414
Check Point Software Technologies Ltd. (a)	270	52,834
Computer Modelling Group Ltd. (l)	27,637	104,830
Constellation Software, Inc.	111	292,118
CrowdStrike Holdings, Inc. (a)	768	417,032
Dassault Systemes SE	11,973	339,911
Datadog, Inc., “A” (a)	957	155,809
Elastic N.V. (a)	360	32,119
Guidewire Software, Inc. (a)	2,061	481,532
JFrog Ltd. (a)	2,223	105,548
Kinaxis, Inc. (a)	1,537	186,121
Kingdee International Software Group Co. Ltd. (a)	42,000	79,238
Microsoft Corp. (f)(s)	8,257	4,275,557
nCino, Inc. (a)	1,259	33,590
Netskope, Inc., “A” (a)	2,559	60,495
Nutanix, Inc. (a)	2,344	166,986
Okta, Inc. (a)	4,713	431,381
OneStream, Inc. (a)	2,929	55,329
Pegasystems, Inc.	2,226	141,685
RingCentral, Inc. (a)	5,393	162,437
Salesforce, Inc.	1,584	412,489
SAP SE	4,024	1,041,058
SentinelOne, Inc., “A” (a)	1,812	32,344
ServiceTitan, Inc., “A” (a)	253	23,873
Thryv, Inc. (a)	4,328	33,369
Totvs S.A.	34,000	280,408
Tyler Technologies, Inc. (a)	403	191,933
Vertex, Inc., “A” (a)	3,194	73,143
Wisetech Global Ltd.	2,314	104,651
		$11,799,840
Computer Software - Systems – 3.6%
Amadeus IT Group S.A.	13,042	$996,979
Apple, Inc. (f)	16,225	4,386,753
Arista Networks, Inc. (a)	316	49,830
Box, Inc., “A” (a)	1,638	52,563
CDW Corp.	357	56,895
Cisco Systems, Inc.	2,045	149,510
Hitachi Ltd.	35,900	1,238,831
Insight Enterprises, Inc. (a)	457	45,700
Q2 Holdings, Inc. (a)	926	57,190
Samsung Electronics Co. Ltd.	1,223	92,278
Seagate Technology Holdings PLC	144	36,847
Shopify, Inc. (a)	152	26,427
Venture Corp. Ltd.	7,700	88,205
Wix.com Ltd. (a)	186	27,070
Zebra Technologies Corp., “A” (a)	172	46,311
		$7,351,389
Construction – 1.4%
Allegion PLC	527	$87,361
Breedon Group PLC	15,393	69,684
Builders FirstSource, Inc. (a)	313	36,361

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Compagnie de Saint-Gobain S.A.	3,818	$369,933
CRH PLC	4,804	572,156
Equity Lifestyle Properties, Inc., REIT	1,014	61,905
Essex Property Trust, Inc., REIT	213	53,627
Ferguson Enterprises, Inc.	329	81,756
Independence Realty Trust, Inc., REIT	6,831	108,818
James Hardie Industries PLC (a)	5,315	111,243
James Hardie Industries PLC, GDR (a)	2,958	62,340
Knife River Corp. (a)	800	48,368
M/I Homes, Inc. (a)	428	53,581
Masco Corp.	2,730	176,795
Mid-America Apartment Communities, Inc., REIT	384	49,240
Mohawk Industries, Inc. (a)	399	45,342
Otis Worldwide Corp.	617	57,233
Pulte Homes, Inc.	896	107,404
QXO, Inc. (a)	4,534	80,116
Sherwin-Williams Co.	89	30,700
Sika AG	269	52,547
Smith Douglas Homes Corp. (a)(l)	827	14,448
Stanley Black & Decker, Inc.	638	43,205
Techtronic Industries Co. Ltd.	17,000	198,647
Toll Brothers, Inc.	286	38,596
Vulcan Materials Co.	1,245	360,427
		$2,971,833
Consumer Products – 0.8%
Beiersdorf AG	305	$32,245
Colgate-Palmolive Co. (f)	5,374	414,067
e.l.f. Beauty, Inc. (a)	239	29,191
Estée Lauder Cos., Inc., “A”	167	16,147
Haleon PLC	109,950	511,467
International Flavors & Fragrances, Inc.	676	42,568
Kao Corp.	900	38,077
Kenvue, Inc.	5,373	77,210
Kimberly-Clark Corp.	2,699	323,097
Newell Brands, Inc.	10,855	36,907
ODDITY Tech Ltd. (a)	553	25,023
Prestige Consumer Healthcare, Inc. (a)	880	53,328
Scotts Miracle-Gro Co.	1,840	98,477
		$1,697,804
Consumer Services – 0.4%
Adtalem Global Education, Inc. (a)	855	$83,807
Asante, Inc. (l)	9,200	96,531
Booking Holdings, Inc.	114	578,862
Grand Canyon Education, Inc. (a)	196	36,907
Meitec Group Holdings, Inc.	4,400	90,250
		$886,357
Containers – 0.2%
Amcor PLC	5,458	$43,118
AptarGroup, Inc.	362	41,996
Avery Dennison Corp.	297	51,942
Graphic Packaging Holding Co.	5,770	92,262

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Owens Corning	630	$80,205
Silgan Holdings, Inc.	1,484	57,312
Verallia	2,489	64,896
		$431,731
Electrical Equipment – 2.2%
Amphenol Corp., “A”	2,182	$304,040
Corning, Inc.	1,302	115,982
Eaton Corp. PLC	759	289,604
Emerson Electric Co.	405	56,526
Hubbell, Inc.	115	54,050
Legrand S.A.	3,854	664,126
Littlefuse, Inc.	307	74,696
Mitsubishi Electric Corp.	23,800	666,696
nVent Electric PLC	2,516	287,705
Schneider Electric SE	6,722	1,906,811
TE Connectivity PLC	238	58,788
TriMas Corp.	1,441	51,199
Vontier Corp.	1,668	64,218
W.W. Grainger, Inc.	34	33,286
		$4,627,727
Electronics – 6.3%
Advanced Energy Industries, Inc.	1,033	$209,420
Analog Devices, Inc.	2,199	514,852
Applied Materials, Inc.	2,616	609,790
ASM International N.V.	175	113,363
ASML Holding N.V.	160	169,320
ASMPT Ltd.	10,700	112,913
Bel Fuse, Inc.	395	60,826
Broadcom, Inc.	1,896	700,818
Coherent Corp. (a)	209	27,580
Disco, Inc.	100	33,489
Entegris, Inc.	534	48,898
Flex Ltd. (a)	1,819	113,724
Formfactor, Inc. (a)	2,870	157,706
Lam Research Corp.	1,989	313,188
MACOM Technology Solutions Holdings, Inc. (a)	627	92,878
Monolithic Power Systems, Inc.	292	293,460
nLIGHT, Inc. (a)	1,757	57,999
NVIDIA Corp. (f)	30,774	6,231,427
NXP Semiconductors N.V.	229	47,888
Plexus Corp. (a)	365	51,064
Silicon Motion Technology Corp., ADR	1,722	168,945
Skyworks Solutions, Inc.	450	34,974
Taiwan Semiconductor Manufacturing Co. Ltd.	26,654	1,300,576
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,184	1,256,999
Tokyo Electron Ltd.	500	110,895
TTM Technologies, Inc. (a)	2,196	147,571
		$12,980,563

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.3%
Antero Resources Corp. (a)	2,963	$91,586
Chord Energy Corp.	331	30,028
ConocoPhillips (s)	4,360	387,430
Core Natural Resources, Inc.	435	34,365
Diamondback Energy, Inc.	446	63,863
EOG Resources, Inc.	3,589	379,860
EQT Corp.	200	10,716
Expand Energy Corp.	727	75,106
Marathon Petroleum Corp.	787	153,394
Matador Resources Co.	2,132	84,129
Peabody Energy Corp.	2,179	59,748
Permian Resources Corp.	10,628	133,488
Phillips 66	2,060	280,448
Reliance Industries Ltd.	28,151	471,365
Valero Energy Corp. (s)	2,085	353,533
		$2,609,059
Energy - Integrated – 0.8%
Aker BP ASA	6,952	$180,436
Eni S.p.A.	5,715	105,029
Exxon Mobil Corp. (f)	4,713	538,979
Galp Energia SGPS S.A., “B”	5,260	105,465
TotalEnergies SE	11,038	686,403
		$1,616,312
Energy - Renewables – 0.3%
AES Corp.	5,504	$76,340
Bloom Energy Corp. (a)	556	73,481
GE Vernova, Inc.	668	390,874
Generac Holdings, Inc. (a)	202	33,940
		$574,635
Engineering - Construction – 0.7%
EMCOR Group, Inc.	375	$253,418
Jacobs Solutions, Inc.	706	110,002
JGC Holdings Corp.	10,700	108,486
Legence Corp., “A” (a)	2,360	97,633
MYR Group, Inc. (a)	147	32,002
Primoris Services Corp.	516	73,024
Prologis Property Mexico S.A. de C.V., REIT	27,224	108,714
Quanta Services, Inc.	456	204,803
Taisei Corp.	6,000	437,415
TopBuild Corp. (a)	222	93,791
		$1,519,288
Entertainment – 0.2%
CTS Eventim AG	1,036	$92,666
Live Nation Entertainment, Inc. (a)	1,468	219,510
		$312,176

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.6%
Campbell Soup Co.	890	$26,816
Chocoladefabriken Lindt & Sprungli AG	23	353,538
Coca-Cola Europacific Partners PLC	577	51,255
Cranswick PLC (l)	1,305	84,605
General Mills, Inc.	3,051	142,207
Hershey Co.	266	45,122
Ingredion, Inc.	3,686	425,401
Mondelez International, Inc.	397	22,812
Monster Worldwide, Inc. (a)	3,153	210,715
Morinaga & Co. Ltd.	6,500	112,003
Nestle S.A.	8,329	795,693
Nestle S.A., ADR	693	66,195
Nomad Foods Ltd.	3,644	41,177
Novozymes A/S	842	50,320
PepsiCo, Inc.	1,553	226,878
S Foods, Inc.	4,300	69,755
Toyo Suisan Kaisha Ltd.	6,500	472,179
Utz Brands, Inc.	2,414	25,419
		$3,222,090
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	2,903	$51,354
Alimentation Couche-Tard, Inc.	756	38,421
BIM Birlesik Magazalar A.S.	3,948	50,601
Jeronimo Martins, SGPS S.A.	6,363	163,849
JM Holdings Co. Ltd.	10,500	102,745
Paltac Corp.	2,700	79,681
Sundrug Co. Ltd.	3,300	89,079
		$575,730
Forest & Paper Products – 0.1%
International Paper Co.	1,999	$77,242
Suzano Papel e Celulose S.A., ADR	11,407	103,005
		$180,247
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	8,155	$92,509
Gaming & Lodging – 1.1%
Accor S.A.	537	$27,328
Aristocrat Leisure Ltd.	942	39,046
Brightstar Lottery PLC	4,612	76,836
DraftKings, Inc. (a)	2,964	90,669
Flutter Entertainment PLC (a)	1,499	348,652
Galaxy Entertainment Group Ltd.	15,000	74,744
Genius Sports Ltd. (a)	8,021	90,316
Hilton Worldwide Holdings, Inc.	147	37,773
Hyatt Hotels Corp.	1,278	175,610
Marriott International, Inc., “A”	1,822	474,777
Royal Caribbean Cruises Ltd.	268	76,870
Sands China Ltd.	38,400	100,021
Sportradar Group AG (a)	5,096	130,509
VICI Properties, Inc., REIT	2,284	68,497

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Viking Holdings Ltd. (a)	6,565	$399,480
		$2,211,128
General Merchandise – 0.2%
Dollar General Corp.	927	$91,458
Dollarama, Inc.	2,059	267,638
Ollie's Bargain Outlet Holdings, Inc. (a)	246	29,719
		$388,815
Health Maintenance Organizations – 0.7%
Cigna Group (f)	3,926	$959,554
Humana, Inc.	1,979	550,538
		$1,510,092
Insurance – 3.3%
AIA Group Ltd.	64,000	$621,423
Allstate Corp.	910	174,283
American International Group, Inc.	1,202	94,910
Ameriprise Financial, Inc. (f)	2,043	925,009
Aon PLC	1,554	529,417
Assurant, Inc.	324	68,597
AXIS Capital Holdings Ltd.	497	46,549
Beazley PLC	40,163	490,952
Chubb Ltd.	179	49,572
Corebridge Financial, Inc.	1,981	64,501
Equitable Holdings, Inc.	23,445	1,158,183
Everest Group Ltd.	151	47,493
Hanover Insurance Group, Inc.	691	118,078
Hartford Insurance Group, Inc.	805	99,965
Hiscox Ltd.	4,244	76,661
Lincoln National Corp.	2,821	118,482
Marsh & McLennan Cos., Inc.	2,683	477,976
Progressive Corp.	2,694	554,964
Samsung Fire & Marine Insurance Co. Ltd.	126	39,045
Selective Insurance Group, Inc.	555	41,814
Sompo Holdings, Inc.	1,900	58,044
Steadfast Group Ltd. (l)	23,434	85,864
Stewart Information Services Corp.	581	39,665
Unipol Gruppo S.p.A.	7,122	155,687
Voya Financial, Inc.	843	62,770
Willis Towers Watson PLC	1,740	544,794
		$6,744,698
Interactive Media Services – 2.7%
Alphabet, Inc., “A”	6,660	$1,872,725
Alphabet, Inc., “C”	3,708	1,044,989
Meta Platforms, Inc., “A” (f)	3,839	2,489,016
NAVER Corp.	1,209	226,992
Phoenix Educations Partners, Inc. (a)	795	29,375
		$5,663,097

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.0%
Brunswick Corp.	2,494	$164,878
Capcom Co. Ltd.	800	20,941
Corsair Gaming, Inc. (a)	4,137	33,717
Hasbro, Inc.	524	39,986
Mattel, Inc. (a)	1,958	35,988
Patrick Industries, Inc.	1,102	115,016
Roblox Corp., “A”	3,021	343,548
Sony Group Corp.	4,800	134,927
Take-Two Interactive Software, Inc. (a)	1,218	312,259
Tencent Holdings Ltd.	8,200	663,762
VTech Holdings Ltd.	16,600	135,546
Yamaha Corp.	600	3,796
		$2,004,364
Machinery & Tools – 3.4%
AGCO Corp.	8,013	$826,621
Albany International Corp.	788	44,585
Alliance Laundry Holdings, Inc. (a)	989	26,208
Assa Abloy AB	24,857	938,523
Atlas Copco AB	5,834	98,346
Azbil Corp.	9,900	97,805
Caterpillar, Inc.	117	67,539
CNH Industrial N.V.	29,010	304,315
Crane Co.	434	82,460
Daikin Industries Ltd.	500	58,319
Deere & Co.	445	205,425
ESAB Corp.	452	52,803
Flowserve Corp.	3,331	227,341
GEA Group AG	13,797	985,993
Hayward Holdings, Inc. (a)	3,741	63,485
Illinois Tool Works, Inc. (s)	1,112	271,239
IMI PLC	9,321	292,410
ITT, Inc.	339	62,739
Kadant, Inc.	110	30,433
Keyence Corp.	100	37,227
Nordson Corp.	384	89,069
PACCAR, Inc.	4,014	394,977
Pentair PLC	962	102,309
RB Global, Inc.	240	23,813
RB Global, Inc.	6,579	652,764
Regal Rexnord Corp.	922	129,900
Spirax Group PLC	2,294	213,817
Timken Co.	754	59,196
Trane Technologies PLC	89	39,930
Trimble, Inc. (a)	1,793	142,992
Wabtec Corp.	1,740	355,726
Weir Group PLC	1,959	76,177
		$7,054,486
Major Banks – 2.4%
ABN AMRO Group N.V., GDR	5,048	$150,759
Banco Bradesco S.A., ADR	23,907	80,806
Bank of Ireland Group PLC	41,623	680,550
BNP Paribas S.A.	1,283	99,172

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
DBS Group Holdings Ltd.	9,840	$407,707
Erste Group Bank AG	660	68,277
JPMorgan Chase & Co.	2,588	805,178
Mitsubishi UFJ Financial Group, Inc.	2,000	30,238
Mizuho Financial Group, Inc.	6,700	223,855
Morgan Stanley	3,420	560,880
NatWest Group PLC	121,080	928,927
PNC Financial Services Group, Inc.	294	53,670
Regions Financial Corp.	2,908	70,373
Resona Holdings, Inc.	56,900	551,425
Simmons First National Corp.	1,518	26,383
Toronto-Dominion Bank	1,561	128,170
UBS Group AG	3,325	126,968
		$4,993,338
Medical & Health Technology & Services – 1.4%
Cencora, Inc.	242	$81,750
Certara, Inc. (a)	1,919	22,318
Doximity, Inc. (a)	1,722	113,652
GeneDX Holdings Corp. (a)	364	49,835
Guardant Health, Inc. (a)	638	59,347
HealthEquity, Inc. (a)	337	31,873
ICON PLC (a)	464	79,724
Labcorp Holdings, Inc.	227	57,649
M3, Inc. (l)	15,800	222,426
McKesson Corp. (f)	1,952	1,583,736
Omega Healthcare Investors, Inc., REIT	3,676	154,502
Option Care Health, Inc. (a)	2,026	52,737
Schrodinger, Inc. (a)	3,471	73,030
Tempus AI, Inc. (a)	176	15,814
Universal Health Services, Inc.	273	59,244
Veeva Systems, Inc. (a)	446	129,875
Ventas, Inc., REIT	865	63,828
		$2,851,340
Medical Equipment – 2.4%
Abbott Laboratories	1,167	$144,265
Agilent Technologies, Inc.	3,886	568,755
Alcon, Inc.	419	31,135
Align Technology, Inc. (a)	423	58,323
AtriCure, Inc. (a)	897	30,991
Avantor, Inc. (a)	2,687	31,760
Becton, Dickinson and Co.	2,633	470,543
Bio-Techne Corp.	6,421	401,762
Boston Scientific Corp. (a)	2,335	235,181
Caris Life Sciences, Inc. (a)(l)	817	24,575
Ceribell, Inc. (a)	1,145	13,053
Concentra Group Holdings, Inc.	2,696	53,704
ConvaTec Group PLC	21,810	69,968
Cooper Companies, Inc. (a)	497	34,745
Eiken Chemical Co. Ltd. (l)	7,100	108,451
Envista Holdings Corp. (a)	2,503	50,936
EssilorLuxottica	893	326,602
Fractyl Health, Inc. (a)	2,054	2,526

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
GE Healthcare Technologies, Inc.	492	$36,875
Gerresheimer AG	1,576	50,138
Globus Medical, Inc. (a)	1,014	61,235
Integer Holdings Corp. (a)	1,250	80,713
iRhythm Technologies, Inc. (a)	303	56,752
Masimo Corp. (a)	1,425	200,426
Medtronic PLC	604	54,783
Natera, Inc. (a)	1,233	245,281
Outset Medical, Inc. (a)	1,321	17,332
PROCEPT BioRobotics Corp. (a)(l)	592	20,146
QIAGEN N.V.	1	49
QIAGEN N.V.	6,636	311,770
Repligen Corp. (a)	1,079	160,836
Revvity, Inc.	411	38,466
Shimadzu Corp.	9,700	261,210
Smith & Nephew PLC	8,415	155,320
STERIS PLC	379	89,330
Teleflex, Inc.	217	27,010
Terumo Corp.	2,500	40,418
Thermo Fisher Scientific, Inc.	450	255,326
UFP Technologies, Inc. (a)	338	65,112
Waters Corp. (a)	152	53,139
		$4,938,942
Metals & Mining – 0.4%
ArcelorMittal S.A.	9,930	$379,543
Glencore PLC	58,212	278,706
Mitsui & Co. Ltd.	3,900	96,216
Nucor Corp.	325	48,766
Rio Tinto PLC	631	45,476
Uranium Energy Corp. (a)	2,846	43,060
		$891,767
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	1,364	$234,226
Brookfield Infrastructure Corp.	1,002	45,401
China Resources Gas Group Ltd.	9,300	25,564
DCC PLC	1,945	128,013
Italgas S.p.A.	26,374	276,336
MDU Resources Group, Inc.	1,493	28,636
New Jersey Resources Corp.	1,087	48,154
ONE Gas, Inc.	690	55,331
Spire, Inc.	666	57,542
UGI Corp.	1,362	45,532
		$944,735
Natural Gas - Pipeline – 0.3%
APA Group	19,379	$116,400
Cheniere Energy, Inc.	1,550	328,600
Plains GP Holdings LP	6,420	110,873
Targa Resources Corp.	505	77,790
		$633,663

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.5%
Fortinet, Inc. (a)	1,549	$133,880
Qualcomm, Inc.	5,150	931,635
		$1,065,515
Oil Services – 0.3%
Baker Hughes Co.	561	$27,158
Expro Group Holdings N.V. (a)	4,112	55,841
TechnipFMC PLC	10,396	429,874
Tenaris S.A., ADR (l)	3,572	142,166
		$655,039
Other Banks & Diversified Financials – 3.9%
AIB Group PLC	62,510	$575,336
American Express Co.	1,694	611,077
Atlantic Union Bankshares Corp.	1,237	40,227
Banc of California, Inc.	2,342	39,744
Berkshire Hills Bancorp, Inc.	1,702	41,427
CaixaBank S.A.	60,997	644,164
Cathay General Bancorp, Inc.	1,434	65,175
Chiba Bank Ltd.	38,600	377,083
Columbia Banking System, Inc.	5,005	134,134
Credicorp Ltd.	1,655	431,955
CVB Financial Corp.	2,753	50,573
East West Bancorp, Inc.	1,198	121,717
Eastern Bankshares, Inc.	3,349	58,708
Fifth Third Bancorp	1,107	46,073
First Hawaiian, Inc.	2,891	70,916
First Interstate BancSystem, Inc.	2,205	68,906
GMO Payment Gateway, Inc.	1,000	54,682
Hancock Whitney Corp.	1,126	64,306
HDFC Bank Ltd.	9,681	107,670
HDFC Bank Ltd., ADR	11,574	419,210
Herc Holdings, Inc.	299	42,473
M&T Bank Corp.	355	65,274
Mastercard, Inc., “A”	1,636	903,056
Metropolitan Bank & Trust Co.	111,477	130,704
Moody's Corp.	74	35,542
Northern Trust Corp.	4,631	595,871
Popular, Inc.	4,982	555,343
Prosperity Bancshares, Inc.	1,626	107,023
Riot Platforms, Inc. (a)	2,503	49,509
Shizuoka Financial Group, Inc.	7,900	106,369
SLM Corp.	3,484	93,545
Synchrony Financial (f)	15,699	1,167,692
Texas Capital Bancshares, Inc. (a)	646	54,161
UMB Financial Corp.	499	53,333
United Community Bank, Inc.	1,912	55,830
Viper Energy, Inc., “A”	2,469	92,736
		$8,131,544
Pharmaceuticals – 2.9%
AbbVie, Inc.	1,486	$324,007
ACADIA Pharmaceuticals, Inc. (a)	1,684	38,227
Amicus Therapeutics, Inc. (a)	5,793	52,311

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Annexon, Inc. (a)	2,147	$6,784
Ascendis Pharma, ADR (a)	1,205	242,928
AstraZeneca PLC	2,738	448,535
Bristol-Myers Squibb Co.	16,925	779,735
Collegium Pharmaceutical, Inc. (a)	1,650	59,400
Cytokinetics, Inc. (a)	800	50,872
Daiichi Sankyo Co. Ltd.	15,400	366,638
Harmony Biosciences Holdings (a)	1,203	34,370
Incyte Corp. (a)	6,959	650,527
Ionis Pharmaceuticals, Inc. (a)	1,569	116,577
Johnson & Johnson (s)	4,559	861,058
Kiniksa Pharmaceuticals International PLC (a)	809	29,941
Kymera Therapeutics, Inc. (a)	826	51,080
Legend Biotech Corp., ADR (a)	1,089	35,284
Ligand Pharmaceuticals, Inc. (a)	1,047	200,302
Merck & Co., Inc.	3,854	331,367
Merck KGaA	653	85,392
Neurocrine Biosciences, Inc. (a)	269	38,523
Novo Nordisk A.S., “B”	1,616	78,805
Organon & Co.	3,652	24,651
Pfizer, Inc.	4,943	121,845
Roche Holding AG	2,411	775,654
Sanofi S.A.	1,178	118,945
Suzuken Co. Ltd./Aichi Japan	2,700	102,579
Ultragenyx Pharmaceutical, Inc. (a)	648	22,421
Vertex Pharmaceuticals, Inc. (a)	18	7,660
		$6,056,418
Pollution Control – 0.1%
GFL Environmental, Inc.	2,255	$98,521
Precious Metals & Minerals – 1.2%
Agnico Eagle Mines Ltd.	2,008	$322,958
Agnico Eagle Mines Ltd.	1,606	258,261
Franco-Nevada Corp.	6,794	1,269,088
OR Royalties, Inc.	1,671	53,439
Wheaton Precious Metals Corp.	5,144	496,777
		$2,400,523
Printing & Publishing – 0.0%
Wolters Kluwer N.V.	605	$74,094
Railroad & Shipping – 0.2%
Sankyu, Inc.	2,200	$112,334
Union Pacific Corp.	1,135	250,120
		$362,454
Real Estate – 0.8%
Acadia Realty Trust, REIT	2,790	$53,205
Brixmor Property Group, Inc., REIT	11,171	292,233
CapitaLand Investment Ltd.	54,900	111,352
CBRE Group, Inc., “A” (a)	1,857	283,063
Cushman & Wakefield PLC (a)	2,952	46,346

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
DigitalBridge Group, Inc., REIT	4,649	$54,998
Essential Properties Realty Trust, REIT	2,012	60,119
Four Corners Property Trust, Inc., REIT	1,716	40,566
Jones Lang LaSalle, Inc. (a)	1,640	500,348
LEG Immobilien SE	373	28,397
PennyMac Financial Services, Inc.	460	57,873
Urban Edge Properties, REIT	2,082	40,037
W.P. Carey, Inc., REIT	1,010	66,660
		$1,635,197
Real Estate - Office – 0.0%
Cousins Properties, Inc., REIT	1,727	$44,781
Douglas Emmett, Inc., REIT	2,426	31,393
		$76,174
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	521	$69,575
Prologis, Inc., REIT	3,764	467,075
Rexford Industrial Realty, Inc., REIT	2,310	95,449
SmartStop Self Storage REIT	1,338	45,960
Terreno Realty Corp., REIT	1,340	76,554
		$754,613
Restaurants – 0.7%
Aramark	18,932	$717,144
Black Rock Coffee Bar, Inc., “A” (a)	2,181	55,965
Chefs' Warehouse, Inc. (a)	1,735	102,365
Darden Restaurants, Inc.	221	39,813
Greggs PLC	4,110	87,091
Starbucks Corp.	1,524	123,246
SYSCO Corp.	765	56,824
U.S. Foods Holding Corp. (a)	2,191	159,110
Wingstop, Inc.	804	174,171
		$1,515,729
Specialty Chemicals – 0.8%
Akzo Nobel N.V.	755	$49,987
Ashland, Inc.	1,650	80,685
Chemours Co.	2,031	27,195
Corteva, Inc.	3,098	190,341
Croda International PLC	3,529	133,843
Linde PLC	2,399	1,003,502
Quaker Chemical Corp.	386	53,611
Shin-Etsu Chemical Co. Ltd.	2,500	75,514
Symrise AG	1,515	125,347
		$1,740,025
Specialty Stores – 2.6%
Amazon.com, Inc. (a)(f)	9,929	$2,424,860
AutoZone, Inc. (a)	80	293,954
BJ's Wholesale Club Holdings, Inc. (a)	1,596	140,863
Burlington Stores, Inc. (a)	405	110,804
Coupang, Inc. (a)	4,628	147,957

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Home Depot, Inc.	122	$46,310
Lowe's Cos., Inc.	1,907	454,114
NEXT PLC	367	68,944
Nitori Co. Ltd.	1,500	24,333
O'Reilly Automotive, Inc. (a)(f)	11,790	1,113,448
Pan Pacific International Holdings Corp.	14,000	83,377
Pet Valu Holdings Ltd.	1,477	36,647
Ross Stores, Inc.	455	72,309
Target Corp.	1,879	174,221
TJX Cos., Inc.	277	38,819
Wayfair, Inc., “A” (a)	249	25,774
ZOZO, Inc.	11,200	96,913
		$5,353,647
Telecom - Infrastructure – 0.1%
American Tower Corp., REIT	254	$45,461
Cellnex Telecom S.A.	4,658	145,125
Infrastrutture Wireless Italiane S.p.A. (l)	9,728	106,804
		$297,390
Telecom Services – 0.2%
Advanced Info Service Public Co. Ltd.	6,200	$57,906
AT&T, Inc.	5,923	146,594
Etihad Etisalat Co.	5,851	105,700
Hellenic Telecommunications Organization S.A.	835	15,698
KDDI Corp.	6,200	99,029
Koninklijke KPN N.V.	14,953	69,252
		$494,179
Tobacco – 0.6%
Altria Group, Inc. (f)	14,546	$820,104
British American Tobacco PLC	2,745	140,782
Philip Morris International, Inc.	2,179	314,495
		$1,275,381
Trucking – 0.2%
FedEx Corp.	178	$45,180
J.B. Hunt Transport Services, Inc.	250	42,215
Knight-Swift Transportation Holdings, Inc.	943	42,548
RXO, Inc. (a)	1,477	26,187
Seino Holdings Co. Ltd.	6,500	91,863
SG Holdings Co. Ltd.	8,000	73,532
XPO, Inc. (a)	441	63,447
		$384,972
Utilities - Electric Power – 2.1%
Alliant Energy Corp.	1,641	$109,652
CenterPoint Energy, Inc.	1,832	70,056
CLP Holdings Ltd.	3,500	29,863
CMS Energy Corp.	1,113	81,861
Dominion Energy, Inc. (f)	7,652	449,096
DTE Energy Co.	2,135	289,378
Duke Energy Corp.	4,043	502,545

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
E.ON SE	3,740	$69,578
Edison International	6,424	355,761
Evergy, Inc.	579	44,473
National Grid PLC	8,711	130,457
Neptune Insurance Holdings, Inc., “A” (a)	1,800	46,224
NorthWestern Corp.	1,052	62,773
NRG Energy, Inc.	3,689	633,991
PG&E Corp.	23,307	371,980
Pinnacle West Capital Corp.	700	61,964
Portland General Electric Co.	1,573	71,855
PPL Corp.	722	26,367
Public Service Enterprise Group, Inc.	1,042	83,943
Sempra	737	67,760
Southern Co.	5,495	516,750
Talen Energy Corp. (a)	41	16,391
Vistra Corp.	1,238	233,115
		$4,325,833
Total Common Stocks (Identified Cost, $103,974,777)		$152,093,804
Bonds – 19.4%
Aerospace & Defense – 0.3%
Boeing Co., 2.196%, 2/04/2026	$75,000	$74,599
Boeing Co., 5.15%, 5/01/2030	60,000	61,718
Boeing Co., 5.805%, 5/01/2050	267,000	265,186
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	41,000	43,239
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	39,000	39,575
L3Harris Technologies, Inc., 5.4%, 7/31/2033	211,000	220,020
		$704,337
Asset-Backed & Securitized – 0.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.995%, 11/15/2054 (i)	$969,818	$35,365
ACREC 2021-FL1 Ltd., “A”, FLR, 5.296% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	36,791	36,791
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	85,908	86,335
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.782% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	115,000	115,216
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	8,246	8,256
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	1,181,223	58,348
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	83,491	83,812
KREF 2018-FT1 Ltd., “A”, FLR, 5.216% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	48,743	48,708
KREF 2018-FT1 Ltd., “AS”, FLR, 5.446% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	99,422
MF1 2024-FL5 LLC, “A”, FLR, 5.719% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	100,285
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	73,202	73,047
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	61,616	62,248
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	124,068	124,671
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	24,071	24,312
		$956,816
Automotive – 0.3%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$49,865
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	202,559
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	39,000	34,010
Hyundai Capital America, 6.375%, 4/08/2030 (n)	155,000	165,608
Hyundai Capital America, 4.5%, 9/18/2030 (n)	26,000	25,946

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	$200,000	$200,405
		$678,393
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$190,000	$159,754
Walt Disney Co., 3.8%, 5/13/2060	150,000	112,920
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	137,000	131,059
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	79,000	75,355
		$479,088
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$106,000	$109,972
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	98,000	106,764
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	250,000	255,850
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	119,614
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	136,616
LPL Holdings, Inc., 5.65%, 3/15/2035	161,000	164,325
LSEGA Financing PLC, 2%, 4/06/2028 (n)	200,000	190,356
The Carlyle Group, Inc., 5.05%, 9/19/2035	240,000	237,880
		$1,321,377
Building – 0.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$221,000	$222,713
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	175,000	178,240
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	69,000	70,766
Vulcan Materials Co., 3.5%, 6/01/2030	42,000	40,601
Vulcan Materials Co., 4.5%, 6/15/2047	94,000	82,110
Vulcan Materials Co., 5.7%, 12/01/2054	93,000	95,156
		$689,586
Business Services – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031	$110,000	$109,805
Accenture Capital, Inc., 4.5%, 10/04/2034	57,000	56,202
Fiserv, Inc., 4.4%, 7/01/2049	145,000	116,189
Mastercard, Inc., 4.35%, 1/15/2032	93,000	93,502
Mastercard, Inc., 3.85%, 3/26/2050	102,000	81,564
Paychex, Inc., 5.1%, 4/15/2030	34,000	34,958
Paychex, Inc., 5.35%, 4/15/2032	129,000	133,780
		$626,000
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$131,000	$136,943
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	89,000	88,759
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	110,000	93,330
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	59,000	58,180
Comcast Corp., 5.35%, 5/15/2053	192,000	178,191
Videotron Ltd., 3.625%, 6/15/2029 (n)	163,000	158,007
Videotron Ltd., 5.7%, 1/15/2035 (n)	190,000	194,346
		$907,756

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050	$180,000	$113,004
Microsoft Corp., 2.5%, 9/15/2050	113,000	70,586
Oracle Corp., 4.8%, 9/26/2032	71,000	70,269
Oracle Corp., 4%, 7/15/2046	174,000	130,407
Oracle Corp., 5.55%, 2/06/2053	65,000	58,389
		$442,655
Computer Software - Systems – 0.1%
Apple, Inc., 2.65%, 5/11/2050 (f)	$229,000	$145,715
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$143,000	$149,597
Regal Rexnord Corp., 6.05%, 4/15/2028	91,000	94,132
Regal Rexnord Corp., 6.3%, 2/15/2030	208,000	220,155
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	186,000	188,264
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	52,522
		$704,670
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$236,715
L'Oréal S.A., 5%, 5/20/2035 (n)	200,000	205,704
Mattel, Inc., 3.75%, 4/01/2029 (n)	65,000	63,064
		$505,483
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$97,000	$103,724
CBRE Services, Inc., 5.5%, 6/15/2035	50,000	51,587
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	203,682
		$358,993
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$149,000	$155,733
Electronics – 0.2%
Broadcom, Inc., 5.05%, 7/12/2029	$90,000	$92,674
Broadcom, Inc., 5.2%, 7/15/2035	118,000	121,550
Broadcom, Inc., 4.8%, 2/15/2036	78,000	77,414
Intel Corp., 5.7%, 2/10/2053	49,000	47,109
		$338,747
Emerging Market Sovereign – 0.2%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$200,000	$204,195
United Mexican States, 5.85%, 7/02/2032	200,000	206,700
		$410,895
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$76,000	$80,049
Occidental Petroleum Corp., 4.4%, 4/15/2046	63,000	49,927
Pioneer Natural Resources Co., 1.9%, 8/15/2030	177,000	159,419
Pioneer Natural Resources Co., 2.15%, 1/15/2031	112,000	101,220
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	133,000	146,190
		$536,805

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$155,000	$102,124
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$109,000	$108,878
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	143,000	145,693
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	46,000	46,312
		$300,883
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$197,000	$194,084
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	115,000	110,586
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	83,000	81,925
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	186,000	188,205
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	205,493
		$780,293
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$297,000	$301,273
Bacardi Ltd., 5.15%, 5/15/2038 (n)	414,000	391,373
Flowers Foods, Inc., 5.75%, 3/15/2035	105,000	106,153
Flowers Foods, Inc., 6.2%, 3/15/2055	31,000	30,322
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	68,000	65,171
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	79,000	74,628
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	35,000	32,683
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	56,000	58,089
Kraft Heinz Foods Co., 4.875%, 10/01/2049	76,000	66,688
Kraft Heinz Foods Co., 5.5%, 6/01/2050	77,000	73,036
Mars, Inc., 4.55%, 4/20/2028 (n)	40,000	40,478
Mars, Inc., 4.75%, 4/20/2033 (n)	184,000	185,742
Mars, Inc., 3.95%, 4/01/2049 (n)	59,000	47,354
Mars, Inc., 5.7%, 5/01/2055 (n)	207,000	210,622
SYSCO Corp., 4.45%, 3/15/2048	179,000	152,809
		$1,836,421
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$200,000	$207,216
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	200,000	202,500
Las Vegas Sands Corp., 5.9%, 6/01/2027	31,000	31,584
Las Vegas Sands Corp., 6.2%, 8/15/2034	91,000	95,555
Marriott International, Inc., 2.85%, 4/15/2031	28,000	25,792
Marriott International, Inc., 3.5%, 10/15/2032	95,000	88,328
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	84,000	83,802
		$734,777
Industrial – 0.1%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$93,000	$96,321
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	234,000	140,593
		$236,914
Insurance – 0.5%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$109,389
Corebridge Financial, Inc., 4.35%, 4/05/2042	240,000	207,921
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	83,000	83,499

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Lincoln National Corp., 5.852%, 3/15/2034	$107,000	$112,235
MetLife, Inc., 5.3%, 12/15/2034	53,000	55,194
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	194,000	208,555
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	172,000	176,615
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	136,000	133,000
		$1,086,408
Insurance - Health – 0.3%
Elevance Health, Inc., 5.65%, 6/15/2054	$66,000	$65,007
Humana, Inc., 5.375%, 4/15/2031	83,000	85,727
Humana, Inc., 5.55%, 5/01/2035	78,000	79,760
Humana, Inc., 4.95%, 10/01/2044	46,000	40,955
UnitedHealth Group, Inc., 5.3%, 2/15/2030	60,000	62,499
UnitedHealth Group, Inc., 2.3%, 5/15/2031	105,000	94,527
UnitedHealth Group, Inc., 5.5%, 7/15/2044	80,000	80,279
UnitedHealth Group, Inc., 5.875%, 2/15/2053	80,000	82,151
		$590,905
Insurance - Property & Casualty – 0.6%
American International Group, Inc., 4.85%, 5/07/2030	$108,000	$110,480
American International Group, Inc., 5.125%, 3/27/2033	146,000	149,957
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	115,000	127,325
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	140,000	157,695
Brown & Brown, Inc., 6.25%, 6/23/2055	26,000	27,343
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	134,000	125,931
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	63,000	65,771
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	120,000	129,992
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	83,000	53,665
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	160,000	163,532
Marsh & McLennan Cos., Inc., 4.9%, 3/15/2049	35,000	32,252
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	95,000	93,521
		$1,237,464
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$208,941
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	178,766
		$387,707
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$203,400
Machinery & Tools – 0.3%
AGCO Corp., 5.8%, 3/21/2034	$71,000	$73,954
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	206,001
CNH Industrial Capital LLC, 5.5%, 1/12/2029	95,000	98,311
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	146,301
		$524,567
Major Banks – 3.5%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$86,270
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	165,402
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	210,000	219,174
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	286,000	261,361

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	$100,000	$107,195
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	154,898
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	248,079
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	152,520
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	150,000	153,084
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	150,000	151,409
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	184,000	186,323
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	195,000	196,322
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	200,000	204,648
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	96,000	97,713
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	57,000	56,754
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	283,000	295,331
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	265,173
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	118,000	122,506
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	185,000	187,071
JPMorgan Chase & Co., 4.81% to 10/22/2035, FLR (SOFR - 1 day + 1.19%) to 10/22/2036	150,000	149,521
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	195,227
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	357,660
Morgan Stanley, 3.125%, 7/27/2026	82,000	81,469
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	98,000	101,123
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	169,000	164,133
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	196,000	204,484
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	228,185
Nationwide Building Society, 4.351%, 9/30/2030 (n)	200,000	199,235
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	257,097
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	53,000	53,703
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	93,000	98,148
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	140,000	146,305
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	175,109
Toronto-Dominion Bank, 4.108%, 6/08/2027	82,000	82,047
Toronto-Dominion Bank, 4.693%, 9/15/2027	94,000	95,068
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	209,040
UBS Group AG, 5.58%, 5/09/2036 (n)	365,000	380,916
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	154,098
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	200,000	202,022
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	59,000	61,067
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	60,000	62,099
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	160,000	166,172
		$7,135,161
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$197,713
CommonSpirit Health, 5.662%, 9/01/2055	66,000	65,715
HCA, Inc., 4.9%, 11/15/2035	113,000	111,657
HCA, Inc., 5.7%, 11/15/2055	76,000	74,127
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	204,139
Marin General Hospital, 7.242%, 8/01/2045	59,000	63,707
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	61,000	62,975
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	145,000	144,932
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	42,338
		$967,303

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$66,772
Stryker Corp., 4.625%, 9/11/2034	171,000	170,215
		$236,987
Metals & Mining – 0.1%
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	$69,000	$70,826
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	45,000	46,402
Rio Tinto Finance (USA) PLC, 5.75%, 3/14/2055	54,000	55,840
Vale Overseas Ltd., 6.4%, 6/28/2054	42,000	43,756
		$216,824
Midstream – 0.7%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$153,000	$156,573
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	22,000	22,248
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	108,000	115,400
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	77,000	82,832
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	153,000	150,479
Enbridge, Inc., 5.95%, 4/05/2054	72,000	73,910
Energy Transfer LP, 4%, 10/01/2027	77,000	76,683
Energy Transfer LP, 5.95%, 5/15/2054	121,000	116,796
Enterprise Products Operating LLC, 4.85%, 1/31/2034	164,000	166,280
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	70,248	68,404
Plains All American Pipeline LP, 5.95%, 6/15/2035	197,000	205,711
Plains All American Pipeline LP, 5.6%, 1/15/2036	64,000	64,661
Targa Resources Corp., 4.95%, 4/15/2052	219,000	187,279
		$1,487,256
Municipals – 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$54,787
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	90,000	94,305
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	105,895
		$254,987
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$127,000	$134,839
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054	71,000	73,469
Sempra, 6.375% to 4/01/2031, FLR (CMT - 5yr. + 2.632%) to 4/01/2056	47,000	48,293
		$256,601
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$43,000	$43,096
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	81,800
		$124,896
Network & Telecom – 0.2%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$200,000	$205,508
NTT Finance Corp., 5.502%, 7/16/2035 (n)	200,000	208,480
		$413,988

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$61,000	$63,114
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	200,000	170,000
		$233,114
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$212,214
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	200,000	223,035
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	227,852
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	64,000	64,234
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	87,000	94,183
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	129,000	129,343
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)	200,000	203,563
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	76,000	82,145
		$1,236,569
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044	$150,000	$150,605
AbbVie, Inc., 5.4%, 3/15/2054	67,000	66,648
Biogen, Inc., 5.05%, 1/15/2031	78,000	80,333
Eli Lilly & Co., 4.7%, 2/09/2034	196,000	198,300
Eli Lilly & Co., 5.5%, 2/12/2055	24,000	24,462
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	123,000	118,978
Pfizer, Inc., 2.55%, 5/28/2040	58,000	42,790
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	148,440
		$830,556
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$182,000	$193,216
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$116,000	$111,029
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	101,000	101,140
Canadian Pacific Railway Co., 3.1%, 12/02/2051	237,000	160,482
		$372,651
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$244,000	$247,635
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$80,834
Boston Properties LP, REIT, 2.75%, 10/01/2026	127,000	125,293
COPT Defense Properties, 4.5%, 10/15/2030	46,000	45,733
Corporate Office Property LP, REIT, 2%, 1/15/2029	85,000	79,072
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	65,000	58,958
		$389,890
Real Estate - Other – 0.1%
Prologis LP, REIT, 5.125%, 1/15/2034	$99,000	$101,698
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$88,960
Realty Income Corp., REIT, 5.375%, 9/01/2054	132,000	129,719
STORE Capital Corp., REIT, 4.625%, 3/15/2029	117,000	116,282

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
STORE Capital Corp., REIT, 2.75%, 11/18/2030	$145,000	$131,932
		$466,893
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	$100,000	$100,318
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	90,000	68,703
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	98,521
Home Depot, Inc., 4.85%, 6/25/2031	27,000	27,896
Home Depot, Inc., 3.9%, 6/15/2047	212,000	170,978
		$466,416
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$130,000	$96,987
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054	$78,000	$75,843
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029	$90,000	$92,354
American Tower Corp., 5.45%, 2/15/2034	115,000	119,279
American Tower Corp., 3.7%, 10/15/2049	101,000	75,966
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	160,534
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	100,000	99,558
Rogers Communications, Inc., 4.5%, 3/15/2042	150,000	130,597
Rogers Communications, Inc., 4.55%, 3/15/2052	20,000	16,398
T-Mobile USA, Inc., 5.05%, 7/15/2033	184,000	187,093
T-Mobile USA, Inc., 5.75%, 1/15/2054	60,000	59,726
Vodafone Group PLC, 5.625%, 2/10/2053	153,000	148,856
		$1,090,361
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$112,000	$120,697
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	150,000	155,670
		$276,367
Transportation - Services – 0.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$133,000	$140,580
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	100,000	102,141
		$242,721
U.S. Treasury Obligations – 0.5%
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	$403,000	$421,764
U.S. Treasury Bonds, 4.875%, 8/15/2045 (f)	426,000	438,780
U.S. Treasury Notes, 3.875%, 5/31/2027 (f)	79,000	79,278
U.S. Treasury Notes, 3.5%, 10/15/2028	122,500	122,165
		$1,061,987
Utilities - Electric Power – 1.7%
AEP Texas, Inc., 5.7%, 5/15/2034	$140,000	$146,087
AEP Transmission Co. LLC, 5.375%, 6/15/2035	62,000	64,219
AEP Transmission Co. LLC, 5.4%, 3/15/2053	133,000	132,127
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	35,167
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	85,664

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	$65,000	$63,072
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	18,133
DTE Energy Co., 4.95%, 7/01/2027	73,000	73,882
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	64,000	58,506
Duke Energy Florida LLC, 3.4%, 10/01/2046	85,000	63,272
Duke Energy Florida LLC, 6.2%, 11/15/2053	104,000	114,404
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	200,000	178,976
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	400,000	383,239
Eversource Energy, 4.45%, 12/15/2030	57,000	56,803
Eversource Energy, 5.5%, 1/01/2034	154,000	159,532
FirstEnergy Corp., 2.65%, 3/01/2030	125,000	115,978
Florida Power & Light Co., 3.95%, 3/01/2048	204,000	166,202
Georgia Power Co., 4.7%, 5/15/2032	128,000	129,762
Georgia Power Co., 5.125%, 5/15/2052	86,000	82,296
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	187,000	167,734
Jersey Central Power & Light Co., 5.1%, 1/15/2035	68,000	68,963
MidAmerican Energy Co., 5.85%, 9/15/2054	131,000	138,158
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	149,000	131,874
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	99,000	101,496
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	112,000	116,190
Pacific Gas & Electric Co., 2.5%, 2/01/2031	93,000	83,240
Pacific Gas & Electric Co., 4%, 12/01/2046	75,000	56,705
PPL Electric Utilities Corp., 4.85%, 2/15/2034	148,000	150,457
PSEG Power LLC, 5.2%, 5/15/2030 (n)	125,000	128,222
PSEG Power LLC, 5.75%, 5/15/2035 (n)	68,000	71,044
Public Service Electric & Gas Co., 5.5%, 3/01/2055	48,000	48,407
Southern California Edison Co., 4.5%, 9/01/2040	39,000	34,385
Xcel Energy, Inc., 4.6%, 6/01/2032	101,000	100,298
Xcel Energy, Inc., 5.5%, 3/15/2034	56,000	57,983
		$3,582,477
Total Bonds (Identified Cost, $39,903,948)		$40,044,296
Convertible Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $24,150)	483	$31,260

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/2040) (a)	CAD 11.5	N/A	149	$0
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 15 warrants, Expiration 11/23/2027) (a)	$ 2.57	11/23/27	1	$0
Total Warrants (Identified Cost, $0)				$0

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 5.8%
Money Market Funds – 5.8%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $11,914,868)	11,914,401	$11,916,784

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Euro Stoxx 50 Index – 2/20/2026 @ EUR 4,800	Put	Goldman Sachs International	$2,741,067	42	$16,847
Euro Stoxx 50 Index – 6/19/2026 @ EUR 4,900	Put	Goldman Sachs International	2,480,013	38	43,669
Ishares MSCI Emerging Market ETF – 6/18/2026 @ $43	Put	Merrill Lynch International	5,530,000	1,000	39,000
Standard & Poor's 500 Index – 12/19/2025 @ $4,250	Put	Merrill Lynch International	2,052,060	3	525
Standard & Poor's 500 Index – 12/19/2025 @ $4,800	Put	Merrill Lynch International	3,420,100	5	1,750
Standard & Poor's 500 Index – 9/18/2026 @ $6,050	Put	Merrill Lynch International	2,736,080	4	76,488
Total Purchased Options (Premiums Paid, $407,253)					$178,279

Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.04% (j) (Identified Cost, $50,773)	50,773	$50,773
Other Assets, Less Liabilities – 1.1%		2,368,362
Net Assets – 100.0%		$206,683,558

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,916,784 and
$192,398,412, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,084,312, representing 6.8% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 10/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,980,000	USD	1,920,857	Deutsche Bank AG	2/12/2026	$30,588
NOK	7,047,000	USD	687,903	Deutsche Bank AG	2/12/2026	7,563
NOK	83,128,893	USD	8,152,822	HSBC Bank	2/12/2026	51,140
SEK	62,947,068	USD	6,658,813	State Street Corp.	2/12/2026	5,743
USD	2,678,293	AUD	4,036,000	HSBC Bank	2/12/2026	35,329
USD	1,619,327	CAD	2,244,000	JPMorgan Chase Bank N.A.	2/12/2026	11,289
USD	3,236,047	CAD	4,461,000	State Street Corp.	2/12/2026	39,319
USD	11,249,083	CHF	8,888,619	HSBC Bank	2/12/2026	73,798
USD	637,593	CHF	502,000	Morgan Stanley Capital Services LLC	2/12/2026	6,449
USD	2,958,140	CHF	2,318,000	State Street Corp.	2/12/2026	43,816
USD	782,363	DKK	4,942,287	State Street Corp.	2/12/2026	14,530
USD	3,067,755	EUR	2,621,000	Goldman Sachs International	2/12/2026	29,870
USD	10,603,867	EUR	9,000,000	HSBC Bank	2/12/2026	172,366
USD	11,232,087	EUR	9,533,334	State Street Corp.	2/12/2026	182,422
USD	2,559,640	GBP	1,891,795	HSBC Bank	2/12/2026	74,356
USD	1,182,303	GBP	895,000	JPMorgan Chase Bank N.A.	2/12/2026	6,526
USD	1,790,181	HKD	13,889,902	HSBC Bank	2/12/2026	74
USD	74,483	IDR	1,212,682,000	Citibank N.A.	2/12/2026	1,647
USD	674,567	INR	59,516,252	Citibank N.A.	2/12/2026	7,802
USD	9,288,271	JPY	1,347,832,584	Deutsche Bank AG	2/12/2026	454,414
USD	2,773,520	JPY	413,455,000	Morgan Stanley Capital Services LLC	2/12/2026	63,687
USD	561,095	KRW	775,715,800	JPMorgan Chase Bank N.A.	2/12/2026	14,086
USD	855,910	NOK	8,532,000	Goldman Sachs International	2/12/2026	13,890
USD	4,896,561	NZD	8,308,841	State Street Corp.	2/12/2026	121,358
USD	1,502,076	SEK	13,977,000	Barclays Bank PLC	2/12/2026	22,253
USD	639,602	SGD	811,841	State Street Corp.	2/12/2026	11,257
USD	99,665	THB	3,204,240	Barclays Bank PLC	2/12/2026	257

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	1,265,650	TWD	37,424,323	Citibank N.A.	2/12/2026	$39,958
						$1,535,787
Liability Derivatives
AUD	1,629,000	USD	1,076,776	Morgan Stanley Capital Services LLC	2/12/2026	$(10,030)
CAD	360,569	USD	263,055	Citibank N.A.	2/12/2026	(4,673)
CHF	1,484,000	USD	1,881,978	Citibank N.A.	2/12/2026	(16,208)
EUR	18,151	USD	21,180	JPMorgan Chase Bank N.A.	1/16/2026	(170)
EUR	3,188,000	USD	3,772,996	Merrill Lynch International	2/12/2026	(77,927)
GBP	461,000	USD	620,955	Morgan Stanley Capital Services LLC	2/12/2026	(15,331)
JPY	143,746,000	USD	993,876	JPMorgan Chase Bank N.A.	2/12/2026	(51,747)
NOK	11,301,000	USD	1,130,157	Goldman Sachs International	2/12/2026	(14,865)
NZD	4,150,000	USD	2,413,313	HSBC Bank	2/12/2026	(28,252)
SEK	25,829,000	USD	2,769,538	Citibank N.A.	2/12/2026	(34,879)
USD	3,695,803	AUD	5,677,423	HSBC Bank	2/12/2026	(22,043)
USD	163,719	BRL	909,113	Barclays Bank PLC	11/28/2025	(4,203)
USD	172,533	HKD	1,339,000	Citibank N.A.	2/12/2026	(35)
USD	167,195	HKD	1,298,000	State Street Corp.	2/12/2026	(90)
USD	216,024	ILS	727,381	State Street Corp.	2/12/2026	(7,372)
USD	117,085	MXN	2,241,897	State Street Corp.	2/12/2026	(2,302)
USD	2,749,305	SEK	26,124,000	State Street Corp.	2/12/2026	(16,587)
USD	116,261	ZAR	2,078,796	Morgan Stanley Capital Services LLC	2/12/2026	(2,784)
						$(309,498)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,198	$3,582,263	December – 2025	$9,259
FTSE MIB Index	Long	EUR	16	3,952,022	December – 2025	38,751
IBEX 35 Index	Long	EUR	27	4,979,883	November – 2025	145,308
KOSPI 200 Index	Long	KRW	28	2,855,273	December – 2025	713,764
Mexbol Index	Long	MXN	83	2,803,375	December – 2025	7,044
NSE IFSC NIFTY 50 Index	Short	USD	35	1,812,790	November – 2025	8,140
S&P MidCap 400 Index	Short	USD	51	16,614,270	December – 2025	430,005
S&P/ASX 200 Index	Short	AUD	39	5,672,585	December – 2025	4,559
S&P/TSX 60 Index	Long	CAD	5	1,270,258	December – 2025	35,962
						$1,392,792
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	68	$5,054,893	December – 2025	$18,727
Canadian Treasury Bond 10 yr	Long	CAD	66	5,776,735	December – 2025	50,916
Japan Government Bond 10 yr	Long	JPY	13	11,475,699	December – 2025	2,469
Long Gilt 10 yr	Long	GBP	83	10,208,053	December – 2025	215,934
U.S. Treasury Bond 30 yr	Long	USD	3	351,938	December – 2025	5,286
U.S. Treasury Ultra Note 10 yr	Short	USD	7	808,390	December – 2025	5,146
						$298,478
						$1,691,270

MFS Global Alternative Strategy Fund
Portfolio of Investments – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
CAC 40 Index	Short	EUR	48	$4,499,208	November – 2025	$(88,099)
DAX Index	Short	EUR	2	1,385,140	December – 2025	(6,859)
FTSE 100 Index	Short	GBP	19	2,432,631	December – 2025	(96,253)
FTSE Taiwan Index	Short	USD	40	3,706,800	November – 2025	(59,385)
FTSE/JSE Top 40 Index	Long	ZAR	2	118,641	December – 2025	(416)
Hang Seng China Enterprises Index	Long	HKD	37	6,167,897	November – 2025	(60,834)
Mini Ibovespa	Short	BRL	457	2,583,654	December – 2025	(53,940)
MSCI Singapore Index	Short	SGD	41	1,405,201	November – 2025	(822)
OMX 30 Index	Short	SEK	26	758,085	November – 2025	(17,890)
Russell 2000 Index	Short	USD	165	20,541,675	December – 2025	(400,951)
S&P 500 E-Mini Index	Short	USD	143	49,149,100	December – 2025	(1,601,446)
Topix Index	Short	JPY	26	5,624,813	December – 2025	(332,435)
						$(2,719,330)
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	69	$10,290,755	December – 2025	$(62,461)
U.S. Treasury Note 10 yr	Short	USD	132	14,872,688	December – 2025	(14,840)
U.S. Treasury Note 2 yr	Long	USD	10	2,082,422	December – 2025	(510)
U.S. Treasury Note 5 yr	Short	USD	3	327,633	December – 2025	(175)
						$(77,986)
						$(2,797,316)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/19/35	USD	4,800,000	centrally cleared	1-day SOFR / Annually	3.509% / Annually	$66,767	$(850)	$65,917
12/15/55	USD	6,700,000	centrally cleared	1-day SOFR / Annually	3.82% / Annually	147,430	879	148,309
						$214,197	$29	$214,226
Liability Derivatives
Interest Rate Swaps
12/15/27	USD	21,300,000	centrally cleared	3.153% / Annually	1-day SOFR / Annually	$(75,955)	$(348)	$(76,303)
12/18/30	USD	26,100,000	centrally cleared	3.196% / Annually	1-day SOFR / Annually	(230,028)	2,872	(227,156)
						$(305,983)	$2,524	$(303,459)
At October 31, 2025, the fund had cash collateral of $634,793 and other liquid securities with an aggregate value of $20,231,529 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value, including $812,684 of securities on loan (identified cost, $144,360,901)	$192,398,412
Investments in affiliated issuers, at value (identified cost, $11,914,868)	11,916,784
Foreign currency, at value (identified cost, $141)	147
Deposits with brokers for
Futures contracts	629,776
Exchange-traded options	5,017
Receivables for
Net daily variation margin on open cleared swap agreements	30,215
Forward foreign currency exchange contracts	1,535,787
Investments sold	743,306
Fund shares sold	559,043
Interest and dividends	668,960
Receivable from investment adviser	56,981
Total assets	$208,544,428
Liabilities
Payable to custodian	$302,410
Payables for
Forward foreign currency exchange contracts	309,498
Net daily variation margin on open futures contracts	390,488
Investments purchased	435,119
Fund shares reacquired	104,752
Collateral for securities loaned, at value (c)	50,773
Payable to affiliates
Administrative services fee	204
Shareholder servicing costs	54,497
Distribution and service fees	480
Payable for independent Trustees' compensation	14
Deferred foreign capital gains tax expense payable	21,902
Accrued expenses and other liabilities	190,733
Total liabilities	$1,860,870
Net assets	$206,683,558
Net assets consist of
Paid-in capital	$191,003,495
Total distributable earnings (loss)	15,680,063
Net assets	$206,683,558
Shares of beneficial interest outstanding	14,526,616

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$26,422,444	1,870,466	$14.13
Class B	111,800	8,146	13.72
Class C	1,610,215	117,475	13.71
Class I	160,943,174	11,299,677	14.24
Class R1	155,017	11,530	13.44
Class R2	74,803	5,378	13.91
Class R3	857,024	60,442	14.18
Class R4	236,634	16,565	14.29
Class R6	16,272,447	1,136,937	14.31

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.99 [100 / 94.25 x $14.13]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,040,629
Interest	1,567,654
Dividends from affiliated issuers	431,991
Other	94,659
Income on securities loaned	3,140
Foreign taxes withheld	(73,596)
Total investment income	$4,064,477
Expenses
Management fee	$1,278,437
Distribution and service fees	93,356
Shareholder servicing costs	163,622
Administrative services fee	31,823
Independent Trustees' compensation	5,220
Custodian fee	154,322
Shareholder communications	19,867
Audit and tax fees	106,173
Legal fees	1,082
Registration fees	139,127
Miscellaneous	102,898
Total expenses	$2,095,927
Fees paid indirectly	(2,116)
Reduction of expenses by investment adviser and distributor	(333,284)
Net expenses	$1,760,527
Net investment income (loss)	$2,303,950
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $533 foreign capital gains tax)	$5,251,686
Affiliated issuers	(784)
Written options	77,907
Futures contracts	(5,302,251)
Swap agreements	343,075
Forward foreign currency exchange contracts	246,994
Foreign currency	(88,871)
Net realized gain (loss)	$527,756
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $18,737 decrease in deferred foreign capital gains tax)	$11,863,317
Affiliated issuers	1,458
Written options	(53,407)
Futures contracts	(647,555)
Swap agreements	193,929
Forward foreign currency exchange contracts	873,995
Translation of assets and liabilities in foreign currencies	24,971
Net unrealized gain (loss)	$12,256,708
Net realized and unrealized gain (loss)	$12,784,464
Change in net assets from operations	$15,088,414
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$2,303,950	$2,072,296
Net realized gain (loss)	527,756	5,948,278
Net unrealized gain (loss)	12,256,708	9,661,052
Change in net assets from operations	$15,088,414	$17,681,626
Total distributions to shareholders	$(2,102,033)	$(1,601,043)
Change in net assets from fund share transactions	$58,156,777	$(18,672,772)
Total change in net assets	$71,143,158	$(2,592,189)
Net assets
At beginning of period	135,540,400	138,132,589
At end of period	$206,683,558	$135,540,400
See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.00	$11.58	$10.86	$11.82	$10.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.17	$0.12	$0.06	$0.05
Net realized and unrealized gain (loss)	1.14	1.36	0.64	(0.98)	0.83
Total from investment operations	$1.31	$1.53	$0.76	$(0.92)	$0.88
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.04)	$(0.04)	$(0.05)
Net asset value, end of period (x)	$14.13	$13.00	$11.58	$10.86	$11.82
Total return (%) (r)(s)(t)(x)	10.22	13.33	6.99	(7.79)	7.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.56	1.57	1.46	1.43
Expenses after expense reductions (f)	1.30	1.34	1.37	1.30	1.30
Net investment income (loss)	1.26	1.32	1.03	0.53	0.40
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$26,422	$28,167	$25,608	$25,783	$31,120
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$12.57	$11.17	$10.53	$11.49	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.07	$0.03	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	1.11	1.33	0.61	(0.93)	0.80
Total from investment operations	$1.17	$1.40	$0.64	$(0.96)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$—	$—
Net asset value, end of period (x)	$13.72	$12.57	$11.17	$10.53	$11.49
Total return (%) (r)(s)(t)(x)	9.32	12.53	6.08	(8.36)	7.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	2.31	2.31	2.21	2.18
Expenses after expense reductions (f)	2.05	2.10	2.12	2.05	2.05
Net investment income (loss)	0.49	0.58	0.28	(0.24)	(0.36)
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$112	$394	$893	$1,693	$3,129
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	2.05	2.05	2.05	2.05

Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$12.61	$11.21	$10.56	$11.53	$10.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.07	$0.03	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	1.11	1.33	0.62	(0.94)	0.80
Total from investment operations	$1.18	$1.40	$0.65	$(0.97)	$0.76
Less distributions declared to shareholders
From net investment income	$(0.08)	$—	$—	$—	$—
Net asset value, end of period (x)	$13.71	$12.61	$11.21	$10.56	$11.53
Total return (%) (r)(s)(t)(x)	9.41	12.49	6.16	(8.41)	7.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	2.31	2.31	2.21	2.18
Expenses after expense reductions (f)	2.05	2.10	2.12	2.05	2.05
Net investment income (loss)	0.50	0.56	0.27	(0.24)	(0.36)
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$1,610	$1,357	$1,761	$3,725	$5,966
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.11	$11.67	$10.95	$11.91	$11.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.20	$0.15	$0.09	$0.08
Net realized and unrealized gain (loss)	1.14	1.38	0.64	(0.98)	0.82
Total from investment operations	$1.34	$1.58	$0.79	$(0.89)	$0.90
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.14)	$(0.07)	$(0.07)	$(0.07)
Net asset value, end of period (x)	$14.24	$13.11	$11.67	$10.95	$11.91
Total return (%) (r)(s)(t)(x)	10.42	13.64	7.21	(7.51)	8.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.32	1.32	1.21	1.18
Expenses after expense reductions (f)	1.05	1.09	1.12	1.05	1.05
Net investment income (loss)	1.49	1.57	1.27	0.79	0.66
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$160,943	$91,222	$80,226	$94,555	$112,743
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.05	1.05	1.05	1.05

Class R1	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$12.39	$11.05	$10.41	$11.36	$10.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.07	$0.03	$(0.02)	$(0.04)
Net realized and unrealized gain (loss)	1.07	1.31	0.61	(0.93)	0.79
Total from investment operations	$1.14	$1.38	$0.64	$(0.95)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.04)	$—	$—	$—
Net asset value, end of period (x)	$13.44	$12.39	$11.05	$10.41	$11.36
Total return (%) (r)(s)(t)(x)	9.30	12.50	6.15	(8.36)	7.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	2.32	2.32	2.21	2.18
Expenses after expense reductions (f)	2.05	2.09	2.12	2.05	2.05
Net investment income (loss)	0.51	0.57	0.29	(0.21)	(0.35)
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$155	$141	$125	$111	$122
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	2.05	2.05	2.05	2.05

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R2	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$12.84	$11.44	$10.73	$11.69	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.13	$0.09	$0.03	$0.02
Net realized and unrealized gain (loss)	1.09	1.36	0.63	(0.97)	0.81
Total from investment operations	$1.23	$1.49	$0.72	$(0.94)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.09)	$(0.01)	$(0.02)	$—
Net asset value, end of period (x)	$13.91	$12.84	$11.44	$10.73	$11.69
Total return (%) (r)(s)(t)(x)	9.68	13.13	6.69	(8.02)	7.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.82	1.82	1.71	1.68
Expenses after expense reductions (f)	1.55	1.59	1.62	1.55	1.55
Net investment income (loss)	1.07	1.06	0.79	0.28	0.13
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$75	$681	$406	$499	$611
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.55	1.55	1.55	1.55

Class R3	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.04	$11.62	$10.88	$11.83	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.17	$0.12	$0.06	$0.05
Net realized and unrealized gain (loss)	1.15	1.36	0.64	(0.97)	0.82
Total from investment operations	$1.32	$1.53	$0.76	$(0.91)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.02)	$(0.04)	$(0.04)
Net asset value, end of period (x)	$14.18	$13.04	$11.62	$10.88	$11.83
Total return (%) (r)(s)(t)(x)	10.22	13.28	6.98	(7.71)	7.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.56	1.57	1.46	1.43
Expenses after expense reductions (f)	1.30	1.35	1.37	1.30	1.30
Net investment income (loss)	1.26	1.33	1.03	0.54	0.40
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$857	$883	$931	$854	$1,593
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.30	1.30	1.30	1.30

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
Class R4	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.14	$11.69	$10.98	$11.94	$11.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.20	$0.13	$0.11	$0.07
Net realized and unrealized gain (loss)	1.15	1.38	0.65	(1.00)	0.84
Total from investment operations	$1.36	$1.58	$0.78	$(0.89)	$0.91
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.13)	$(0.07)	$(0.07)	$(0.08)
Net asset value, end of period (x)	$14.29	$13.14	$11.69	$10.98	$11.94
Total return (%) (r)(s)(t)(x)	10.54	13.60	7.16	(7.49)	8.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.31	1.31	1.24	1.18
Expenses after expense reductions (f)	1.05	1.10	1.12	1.05	1.05
Net investment income (loss)	1.54	1.56	1.17	0.94	0.64
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$237	$129	$145	$554	$57
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	1.05	1.05	1.05	1.05

Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$13.17	$11.73	$11.01	$11.97	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.20	$0.16	$0.10	$0.08
Net realized and unrealized gain (loss)	1.15	1.39	0.64	(0.98)	0.84
Total from investment operations	$1.37	$1.59	$0.80	$(0.88)	$0.92
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.15)	$(0.08)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$14.31	$13.17	$11.73	$11.01	$11.97
Total return (%) (r)(s)(t)(x)	10.55	13.68	7.28	(7.38)	8.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	1.22	1.23	1.11	1.08
Expenses after expense reductions (f)	0.96	1.00	1.03	0.95	0.95
Net investment income (loss)	1.59	1.58	1.38	0.87	0.71
Portfolio turnover rate	47	38	44	58	44
Net assets at end of period (000 omitted)	$16,272	$12,566	$28,036	$27,108	$35,052
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	N/A	0.95	0.96	0.95	0.95

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Alternative Strategy Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$102,383,151	$39,000	$0	$102,422,151
Japan	8,552,207	—	—	8,552,207
France	6,839,088	—	—	6,839,088
United Kingdom	5,501,191	—	—	5,501,191
Canada	4,458,367	—	—	4,458,367
Germany	3,434,515	60,516	—	3,495,031
Switzerland	2,742,226	—	—	2,742,226
Taiwan	2,726,520	—	—	2,726,520
Sweden	2,412,386	—	—	2,412,386
Other Countries	13,154,176	—	—	13,154,176
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,061,987	—	1,061,987
Non - U.S. Sovereign Debt	—	1,002,002	—	1,002,002
Municipal Bonds	—	254,987	—	254,987
U.S. Corporate Bonds	—	25,482,947	—	25,482,947
Residential Mortgage-Backed Securities	—	430,113	—	430,113
Commercial Mortgage-Backed Securities	—	208,929	—	208,929
Asset-Backed Securities (including CDOs)	—	317,774	—	317,774
Foreign Bonds	—	11,285,557	—	11,285,557
Investment Companies	11,967,557	—	—	11,967,557
Total	$164,171,384	$40,143,812	$0	$204,315,196

Other Financial Instruments
Futures Contracts – Assets	$1,691,270	$—	$—	$1,691,270
Futures Contracts – Liabilities	(2,797,316)	—	—	(2,797,316)
Forward Foreign Currency Exchange Contracts – Assets	—	1,535,787	—	1,535,787
Forward Foreign Currency Exchange Contracts – Liabilities	—	(309,498)	—	(309,498)
Swap Agreements – Assets	—	214,226	—	214,226
Swap Agreements – Liabilities	—	(303,459)	—	(303,459)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/24	$—
Received as part of a corporate action	0
Balance as of 10/31/25	$0
At October 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$178,279	$—
Equity	Futures Contracts	1,392,792	(2,719,330)
Interest Rate	Futures Contracts	298,478	(77,986)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,535,787	(309,498)
Interest Rate	Cleared Swap Agreements	214,226	(303,459)
Total		$3,619,562	$(3,410,273)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$681,088	$343,075	$—	$—	$—
Foreign Exchange	—	—	246,994	—	—
Equity	(5,983,339)	—	—	(348,055)	77,907
Total	$(5,302,251)	$343,075	$246,994	$(348,055)	$77,907
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$284,172	$193,929	$—	$—	$—
Foreign Exchange	—	—	873,995	—	—
Equity	(931,727)	—	—	50,848	(53,407)
Total	$(647,555)	$193,929	$873,995	$50,848	$(53,407)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of October 31, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(390,488)
Cleared Swap Agreements (a)	30,215	—
Forward Foreign Currency Exchange Contracts	1,535,787	(309,498)
Purchased Options (a)	178,279	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$1,744,281	$(699,986)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	973,486	(467,134)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$770,795	$(232,852)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at October 31, 2025:

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$22,510	$(4,203)	$—	$—	$18,307
Citibank N.A.	49,407	(49,407)	—	—	—
Deutsche Bank AG	492,565	—	—	—	492,565
Goldman Sachs International	104,276	(14,865)	—	—	89,411
JPMorgan Chase Bank N.A.	31,901	(31,901)	—	—	—
Morgan Stanley Capital Services, Inc.	70,136	(28,145)	(41,691)	(300)	—
Total	$770,795	$(128,521)	$(41,691)	$(300)	$600,283
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at October 31, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(4,203)	$4,203	$—	$—	$—
Citibank N.A.	(55,795)	49,407	—	—	(6,388)
Goldman Sachs International	(14,865)	14,865	—	—	—
JPMorgan Chase Bank N.A.	(51,917)	31,901	—	—	(20,016)
Merrill Lynch International	(77,927)	—	—	—	(77,927)
Morgan Stanley Capital Services, Inc.	(28,145)	28,145	—	—	—
Total	$(232,852)	$128,521	$—	$—	$(104,331)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $812,684. The fair value of the fund's investment securities on loan and a related liability of $50,773 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $806,369 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$2,102,033	$1,601,043
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
As of 10/31/25
Cost of investments	$158,755,935
Gross appreciation	51,002,934
Gross depreciation	(5,412,663)
Net unrealized appreciation (depreciation)	$45,590,271
Undistributed ordinary income	3,724,104
Capital loss carryforwards	(33,625,086)
Other temporary differences	(9,226)
Total distributable earnings (loss)	$15,680,063
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(33,625,086)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/25	Year ended 10/31/24
Class A	$385,163	$262,417
Class B	594	—
Class C	8,691	—
Class I	1,470,665	976,073
Class R1	1,058	427
Class R2	9,048	4,861
Class R3	11,773	9,033
Class R4	2,100	1,592
Class R6	212,941	346,640
Total	$2,102,033	$1,601,043
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $22,199, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this reduction amounted to $311,082, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,404 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$69,022
Class B	0.75%	0.25%	1.00%	1.00%	2,313
Class C	0.75%	0.25%	1.00%	1.00%	15,063
Class R1	0.75%	0.25%	1.00%	1.00%	1,483
Class R2	0.25%	0.25%	0.50%	0.50%	3,223
Class R3	—	0.25%	0.25%	0.25%	2,252
Total Distribution and Service Fees					$93,356
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2025, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$—
Class B	432
Class C	34
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $14,140, which equated to 0.0088% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $149,482.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0199% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	1	$16
8/19/2024	Redemption	Class C	1	14
8/19/2024	Redemption	Class I	3	44
During the year ended October 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,849 and $83,634, respectively. The sales transactions resulted in net realized gains (losses) of $34,028.
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,263,979	$1,664,869
Non-U.S. Government securities	116,199,280	68,036,133
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	163,264	$2,209,113	364,104	$4,471,006
Class B	—	—	2,549	31,307
Class C	35,474	473,988	13,876	171,138
Class I	6,857,548	95,086,303	1,884,937	23,852,003
Class R1	235	3,056	221	2,650
Class R2	4,871	63,934	21,054	252,169
Class R3	11,104	151,617	10,701	135,213
Class R4	6,596	89,845	92	1,193
Class R6	345,688	4,843,427	449,995	5,824,751
	7,424,780	$102,921,283	2,747,529	$34,741,430

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	27,875	$358,755	20,725	$247,658
Class B	47	594	—	—
Class C	688	8,652	—	—
Class I	111,095	1,438,675	79,405	955,240
Class R1	86	1,058	37	427
Class R2	711	9,048	411	4,861
Class R3	911	11,773	753	9,033
Class R4	162	2,100	132	1,592
Class R6	12,464	162,039	7,314	88,358
	154,039	$1,992,694	108,777	$1,307,169
Shares reacquired
Class A	(487,446)	$(6,621,763)	(429,991)	$(5,366,950)
Class B	(23,271)	(304,940)	(51,075)	(612,254)
Class C	(26,249)	(350,922)	(63,431)	(768,201)
Class I	(2,628,452)	(36,071,375)	(1,880,245)	(23,864,585)
Class R1	(199)	(2,508)	(200)	(2,291)
Class R2	(53,243)	(738,076)	(3,947)	(49,902)
Class R3	(19,249)	(264,958)	(23,930)	(307,373)
Class R4	—	—	(2,836)	(36,392)
Class R6	(175,390)	(2,402,658)	(1,893,778)	(23,713,423)
	(3,413,499)	$(46,757,200)	(4,349,433)	$(54,721,371)
Net change
Class A	(296,307)	$(4,053,895)	(45,162)	$(648,286)
Class B	(23,224)	(304,346)	(48,526)	(580,947)
Class C	9,913	131,718	(49,555)	(597,063)
Class I	4,340,191	60,453,603	84,097	942,658
Class R1	122	1,606	58	786
Class R2	(47,661)	(665,094)	17,518	207,128
Class R3	(7,234)	(101,568)	(12,476)	(163,127)
Class R4	6,758	91,945	(2,612)	(33,607)
Class R6	182,762	2,602,808	(1,436,469)	(17,800,314)
	4,165,320	$58,156,777	(1,493,127)	$(18,672,772)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $683 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Alternative Strategy Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,317,744	$145,414,950	$140,816,584	$(784)	$1,458	$11,916,784

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$431,991	$—

MFS Global Alternative Strategy Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XV and the Shareholders of MFS Global Alternative Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Alternative Strategy Fund (the “Fund”), including the portfolio of investments, as of October 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 15, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Global Alternative Strategy Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 40.04% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Alternative Strategy Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Alternative Strategy Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Alternative Strategy Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Alternative Strategy Fund
Board Review of Investment Advisory Agreement
MFS Global Alternative Strategy Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Global Alternative Strategy Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 15, 2025

*  Print name and title of each signing officer under his or her signature.